UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-7736

Janus Aspen Series

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 9/30/13

Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.8%
$663,000	AmeriCredit Automobile Receivables Trust 3.3800%, 4/9/18	$680,152
1,092,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	1,093,444
351,000	AmeriCredit Automobile Receivables Trust 3.3100%, 10/8/19	352,176
5,219,006	Banc of America Large Loan Trust 2.4820%, 11/15/15 (144A),‡	5,227,378
720,223	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	723,084
600,000	Boca Hotel Portfolio Trust 0%, 8/15/26 (144A),‡	600,000
322,000	Commercial Mortgage Pass Through Certificates 3.4244%, 3/10/31 (144A)	309,746
236,000	Commercial Mortgage Trust 5.6500%, 12/10/49	244,345
2,077,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	2,260,833
1,296,073	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	1,097,275
1,041,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	915,779
804,000	GS Mortgage Securities Corp. II 2.7819%, 11/8/29 (144A),‡	366,916
367,000	GS Mortgage Securities Corp. II 3.7819%, 11/8/29 (144A),‡	796,004
422,000	GS Mortgage Securities Corp. Trust 3.7706%, 1/10/18 (144A),‡	419,394
584,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	578,319
543,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.1723%, 4/15/30 (144A),‡,§	539,871
292,000	JPMorgan Chase Commercial Mortgage Securities Trust 3.9223%, 4/15/30 (144A),‡	292,401
153,000	Santander Drive Auto Receivables Trust 3.6400%, 5/15/18	156,102
418,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	413,248
446,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	453,773
1,094,000	Wachovia Bank Commercial Mortgage Trust 5.3830%, 12/15/43	1,164,664
793,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	851,718
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $19,707,587)		19,536,622
Bank Loans and Mezzanine Loans — 1.2%
Casino Hotels — 0.1%
1,410,910	MGM Resorts International 3.5000%, 12/20/19‡	1,403,630
Hotels and Motels — 0.9%
10,000,000	Hilton Hotels Corp. 0%, 11/12/15 (a),‡	9,962,500
Metal - Iron — 0.1%
608,402	FMG Resources (August 2006) Pty, Ltd. 5.2500%, 10/18/17‡	609,814
Pharmaceuticals — 0.1%
696,057	Quintiles Transnational Corp. 4.0000%, 6/8/18‡	695,186
Total Bank Loans and Mezzanine Loans (cost $12,684,537)		12,671,130
Common Stock — 53.3%
Aerospace and Defense — 2.1%
189,098	Boeing Co.	22,219,015
Agricultural Chemicals — 0.5%
61,284	Syngenta A.G. (ADR)	4,982,389
Applications Software — 1.4%
70,337	Intuit, Inc.	4,664,046
311,380	Microsoft Corp.	10,372,068
		15,036,114
Athletic Footwear — 1.7%
249,043	NIKE, Inc. - Class B	18,090,484
Beverages - Wine and Spirits — 0.5%
165,373	Diageo PLC**	5,260,092
Cable/Satellite Television — 0.7%
71,724	Time Warner Cable, Inc.	8,004,398
Casino Hotels — 1.2%
188,096	Las Vegas Sands Corp.	12,493,336
Chemicals - Diversified — 3.5%
330,362	E.I. du Pont de Nemours & Co.	19,345,999
246,182	LyondellBasell Industries N.V. - Class A	18,027,908
		37,373,907
Commercial Banks — 1.3%
199,500	CIT Group, Inc.*	9,729,615
176,428	Standard Chartered PLC**	4,229,497
		13,959,112
Commercial Services - Finance — 1.6%
41,388	Automatic Data Processing, Inc.	2,995,664
20,768	MasterCard, Inc. - Class A	13,972,295
		16,967,959
Computers — 1.8%
40,447	Apple, Inc.	19,283,107
Diversified Banking Institutions — 0.8%
160,647	JPMorgan Chase & Co.	8,303,843
Diversified Operations — 0.3%
41,636	Dover Corp.	3,740,162
E-Commerce/Services — 0.8%
8,295	priceline.com, Inc.*	8,385,830
Electronic Components - Miscellaneous — 1.7%
49,076	Garmin, Ltd.	2,217,745
306,653	TE Connectivity, Ltd. (U.S. Shares)	15,878,492
		18,096,237
Electronic Connectors — 0.4%
53,904	Amphenol Corp. - Class A	4,171,092
Enterprise Software/Services — 0.6%
206,735	Oracle Corp.	6,857,400
Finance - Credit Card — 0.3%
48,199	American Express Co.	3,639,989
Finance - Investment Bankers/Brokers — 0.1%
32,730	Greenhill & Co., Inc.	1,632,572
Food - Confectionary — 0.8%
97,263	Hershey Co.	8,996,828
Food - Miscellaneous/Diversified — 0.5%
141,291	Unilever PLC**	5,580,466
Instruments - Controls — 0.8%
104,884	Honeywell International, Inc.	8,709,567
Investment Management and Advisory Services — 1.4%
618,314	Blackstone Group L.P.	15,389,836
Life and Health Insurance — 0.4%
227,049	Prudential PLC**	4,230,202
Medical - Drugs — 5.5%
206,180	Abbott Laboratories	6,843,114
290,703	AbbVie, Inc.	13,003,145
109,669	Allergan, Inc.	9,919,561
146,090	Bristol-Myers Squibb Co.	6,761,045
124,405	Johnson & Johnson	10,784,670
64,970	Shire PLC (ADR)**	7,789,253
120,558	Zoetis, Inc.	3,751,765
		58,852,553
Medical - Generic Drugs — 0.6%
181,902	Mylan, Inc.*	6,943,199
Medical - HMO — 1.4%
239,108	Aetna, Inc.	15,307,694
Medical - Wholesale Drug Distributors — 0.6%
105,412	AmerisourceBergen Corp.	6,440,673
Metal - Diversified — 0.2%
41,650	Rio Tinto PLC (ADR)**	2,030,854
Metal Processors and Fabricators — 0.4%
21,255	Precision Castparts Corp.	4,829,986
Multimedia — 0.8%
100,171	Viacom, Inc. - Class B	8,372,292
Oil and Gas Drilling — 0.2%
60,199	Noble Corp.	2,273,716
Oil Companies - Integrated — 1.5%
136,179	Chevron Corp.	16,545,749
Oil Refining and Marketing — 0.2%
61,755	Valero Energy Corp.	2,108,933
Pharmacy Services — 1.2%
204,971	Express Scripts Holding Co.*	12,663,108
Pipelines — 1.3%
233,492	Enterprise Products Partners L.P.	14,252,352
Real Estate Management/Services — 0.6%
6,399,631	Colony American Homes Holdings III L.P. - Private Placement§	6,399,631
REIT - Health Care — 0.7%
115,567	Ventas, Inc.	7,107,371
Resorts and Theme Parks — 0.3%
82,856	Six Flags Entertainment Corp.	2,799,704
Retail - Auto Parts — 0.4%
10,454	AutoZone, Inc.*	4,419,219
Retail - Building Products — 0.5%
64,338	Home Depot, Inc.	4,880,037
Retail - Major Department Stores — 0.1%
18,773	Nordstrom, Inc.	1,055,043
Software Tools — 0.3%
40,160	VMware, Inc. - Class A*	3,248,944
Super-Regional Banks — 1.5%
441,886	U.S. Bancorp	16,164,190
Telephone - Integrated — 0.7%
173,522	CenturyLink, Inc.	5,445,120
41,747	Verizon Communications, Inc.	1,947,915
		7,393,035
Television — 2.3%
453,156	CBS Corp. - Class B	24,996,085
Tobacco — 2.3%
206,238	Altria Group, Inc.	7,084,275
201,904	Philip Morris International, Inc.**	17,482,868
		24,567,143
Toys — 1.5%
373,431	Mattel, Inc.	15,631,822
Transportation - Railroad — 1.7%
43,524	Canadian Pacific Railway, Ltd. (U.S. Shares)	5,366,509
86,133	Union Pacific Corp.	13,379,900
		18,746,409
Web Portals/Internet Service Providers — 0.8%
10,369	Google, Inc. - Class A*	9,082,311
Wireless Equipment — 0.5%
85,816	Motorola Solutions, Inc.	5,095,754
Total Common Stock (cost $377,890,575)		573,611,744
Corporate Bonds — 20.7%
Aerospace and Defense – Equipment — 0.2%
$1,034,000	Exelis, Inc. 4.2500%, 10/1/16	1,086,691
467,000	Exelis, Inc. 5.5500%, 10/1/21	469,475
772,000	TransDigm, Inc. 7.7500%, 12/15/18	822,180
		2,378,346
Airlines — 0.1%
885,000	Southwest Airlines Co. 5.1250%, 3/1/17	976,674
Automotive - Cars and Light Trucks — 0.6%
1,072,000	General Motors Co. 3.5000%, 10/2/18 (144A)	1,069,320
3,502,000	General Motors Co. 4.8750%, 10/2/23 (144A)	3,423,205
1,478,000	General Motors Co. 6.2500%, 10/2/43 (144A)	1,455,830
371,000	Jaguar Land Rover Automotive PLC 5.6250%, 2/1/23**	362,652
		6,311,007
Beverages - Wine and Spirits — 0%
181,000	Constellation Brands, Inc. 3.7500%, 5/1/21	167,199
Brewery — 0.1%
1,341,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A),**	1,337,351
Building - Residential and Commercial — 0.1%
76,000	D.R. Horton, Inc. 4.3750%, 9/15/22	69,160
666,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	699,119
367,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	375,257
206,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	189,005
		1,332,541
Building Products - Cement and Aggregate — 0.1%
1,194,000	Hanson, Ltd. 6.1250%, 8/15/16**	1,295,490
222,000	Vulcan Materials Co. 7.0000%, 6/15/18	250,305
		1,545,795
Casino Hotels — 0.2%
386,000	MGM Resorts International 6.6250%, 7/15/15	415,915
551,000	MGM Resorts International 7.5000%, 6/1/16	615,742
642,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	589,035
		1,620,692
Cellular Telecommunications — 0.1%
1,137,000	Sprint Communications, Inc. 7.0000%, 8/15/20	1,156,897
Chemicals - Diversified — 0.4%
4,260,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	4,689,178
Chemicals - Specialty — 0.2%
700,000	Ashland, Inc. 3.8750%, 4/15/18	691,250
711,000	Ashland, Inc. 4.7500%, 8/15/22	666,562
998,000	Ashland, Inc. 6.8750%, 5/15/43	958,080
		2,315,892
Commercial Banks — 1.2%
2,760,000	CIT Group, Inc. 4.2500%, 8/15/17	2,811,750
388,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	426,800
1,942,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	2,039,100
2,291,000	CIT Group, Inc. 5.0000%, 8/1/23	2,218,077
1,141,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	1,229,251
1,310,000	SVB Financial Group 5.3750%, 9/15/20	1,441,743
778,000	Zions Bancorp 4.5000%, 3/27/17	816,878
1,862,000	Zions Bancorp 5.8000%, 12/15/99‡	1,629,250
		12,612,849
Computer Aided Design — 0.1%
536,000	Autodesk, Inc. 1.9500%, 12/15/17	525,366
812,000	Autodesk, Inc. 3.6000%, 12/15/22	769,905
		1,295,271
Consulting Services — 0.6%
830,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	894,769
3,993,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	4,412,776
1,280,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,264,682
		6,572,227
Containers - Paper and Plastic — 0%
263,000	Packaging Corp. of America 3.9000%, 6/15/22	252,880
Data Processing and Management — 0.1%
852,000	Fiserv, Inc. 3.1250%, 10/1/15	883,463
501,000	Fiserv, Inc. 3.1250%, 6/15/16	522,811
		1,406,274
Diagnostic Equipment — 0.3%
1,987,000	Life Technologies Corp. 6.0000%, 3/1/20	2,237,527
624,000	Life Technologies Corp. 5.0000%, 1/15/21	659,529
		2,897,056
Dialysis Centers — 0.1%
576,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	590,400
Diversified Banking Institutions — 1.6%
279,000	Bank of America Corp. 4.5000%, 4/1/15	293,003
1,042,000	Bank of America Corp. 1.5000%, 10/9/15	1,047,698
1,203,000	Bank of America Corp. 3.6250%, 3/17/16	1,265,178
1,374,000	Bank of America Corp. 3.7500%, 7/12/16	1,456,007
1,202,000	Bank of America Corp. 8.0000%, 7/30/99‡	1,307,175
2,765,000	Citigroup, Inc. 5.0000%, 9/15/14	2,869,221
720,000	Citigroup, Inc. 5.9000%, 12/29/49	676,800
377,000	Citigroup, Inc. 5.3500%, 11/15/99‡	327,990
486,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	535,351
1,678,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	1,666,101
625,000	Morgan Stanley 4.0000%, 7/24/15	651,909
1,301,000	Morgan Stanley 3.4500%, 11/2/15	1,348,565
440,000	Morgan Stanley 4.7500%, 3/22/17	475,077
2,322,000	Morgan Stanley 4.1000%, 5/22/23	2,165,771
309,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	315,631
821,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23**	828,245
		17,229,722
Diversified Financial Services — 0.4%
756,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	739,035
117,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	124,898
1,000,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	1,010,000
2,200,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	2,392,500
		4,266,433
Diversified Minerals — 0.1%
921,000	FMG Resources (August 2006) Pty, Ltd. 7.0000%, 11/1/15	948,630
Diversified Operations — 0.2%
518,000	GE Capital Trust I 6.3750%, 11/15/67‡	548,432
1,456,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23	1,445,958
		1,994,390
Electric - Generation — 0%
125,000	AES Corp. 7.7500%, 10/15/15	138,750
Electric - Integrated — 0.4%
1,282,000	CMS Energy Corp. 4.2500%, 9/30/15	1,351,579
1,091,000	PPL Energy Supply LLC 4.6000%, 12/15/21	1,076,482
855,000	PPL WEM Holdings PLC 3.9000%, 5/1/16	896,182
475,000	PPL WEM Holdings PLC 5.3750%, 5/1/21	516,760
		3,841,003
Electronic Components – Semiconductors — 0.5%
1,291,000	National Semiconductor Corp. 6.6000%, 6/15/17	1,509,805
3,331,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,324,338
		4,834,143
Electronic Connectors — 0.2%
1,991,000	Amphenol Corp. 4.7500%, 11/15/14	2,076,993
Electronic Measuring Instruments — 0.1%
1,287,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,327,345
Engineering - Research and Development Services — 0.2%
946,000	URS Corp. 4.3500%, 4/1/17 (144A)	966,616
904,000	URS Corp. 5.5000%, 4/1/22 (144A)	909,570
		1,876,186
Finance - Auto Loans — 1.2%
3,115,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	3,221,785
375,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	400,696
733,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	753,416
1,075,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	1,238,731
1,350,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	1,478,994
2,217,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	2,464,479
1,622,000	Ford Motor Credit Co. LLC 4.2500%, 9/20/22	1,619,913
520,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18 (144A)	505,700
750,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23 (144A)	685,313
		12,369,027
Finance - Credit Card — 0.2%
1,416,000	American Express Co. 6.8000%, 9/1/66‡	1,500,960
693,000	American Express Credit Corp. 1.7500%, 6/12/15	705,630
		2,206,590
Finance - Investment Bankers/Brokers — 0.8%
1,154,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	1,254,975
959,000	Lazard Group LLC 7.1250%, 5/15/15	1,037,982
350,000	Lazard Group LLC 6.8500%, 6/15/17	396,711
1,719,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	1,818,274
3,228,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	3,359,812
609,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	708,991
		8,576,745
Finance - Leasing Companies — 0.2%
2,580,000	LeasePlan Corp. N.V. 2.5000%, 5/16/18	2,506,256
Finance - Mortgage Loan Banker — 0.2%
1,518,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17**	1,722,232
Food - Meat Products — 0.4%
323,000	Sun Merger Sub, Inc. 5.2500%, 8/1/18 (144A)	331,075
3,923,000	Tyson Foods, Inc. 6.6000%, 4/1/16	4,398,326
		4,729,401
Food - Retail — 0.2%
302,000	Safeway, Inc. 3.9500%, 8/15/20	296,337
1,399,000	Safeway, Inc. 4.7500%, 12/1/21	1,404,814
		1,701,151
Investment Management and Advisory Services — 0.5%
1,679,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	1,838,505
1,890,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	1,932,525
1,205,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	1,211,025
		4,982,055
Life and Health Insurance — 0.2%
2,201,000	Primerica, Inc. 4.7500%, 7/15/22	2,302,653
Linen Supply & Related Items — 0.1%
592,000	Cintas Corp. No. 2 2.8500%, 6/1/16	614,752
619,000	Cintas Corp. No. 2 4.3000%, 6/1/21	651,268
		1,266,020
Machinery - Farm — 0.1%
744,000	CNH Capital LLC 3.6250%, 4/15/18	740,280
Medical - Biomedical and Genetic — 0%
221,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	229,840
Medical - Drugs — 0.2%
818,000	AbbVie, Inc. 1.7500%, 11/6/17	811,284
1,740,000	VPII Escrow Corp. 6.7500%, 8/15/18	1,861,800
		2,673,084
Medical - Generic Drugs — 0.1%
813,000	Actavis, Inc. 1.8750%, 10/1/17	807,891
Metal Processors and Fabricators — 0.1%
1,314,000	Precision Castparts Corp. 1.2500%, 1/15/18	1,281,158
Multi-Line Insurance — 0.5%
1,620,000	American International Group, Inc. 4.2500%, 9/15/14	1,673,024
376,000	American International Group, Inc. 5.6000%, 10/18/16	420,072
598,000	American International Group, Inc. 6.2500%, 3/15/37	586,040
1,913,000	American International Group, Inc. 8.1750%, 5/15/58‡	2,239,167
782,000	ING U.S., Inc. 5.6500%, 5/15/53‡	714,863
		5,633,166
Office Furnishings - Original — 0%
294,000	Interface, Inc. 7.6250%, 12/1/18	318,990
Oil and Gas Drilling — 0.3%
2,368,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,474,255
139,000	Nabors Industries, Inc. 4.6250%, 9/15/21	139,711
659,000	Rowan Cos., Inc. 5.0000%, 9/1/17	716,427
		3,330,393
Oil Companies - Exploration and Production — 1.3%
3,518,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	3,509,205
1,136,000	Cimarex Energy Co. 5.8750%, 5/1/22	1,147,360
138,000	Continental Resources, Inc. 7.1250%, 4/1/21	154,215
2,317,000	Continental Resources, Inc. 5.0000%, 9/15/22	2,331,481
838,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	865,905
1,008,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,105,020
518,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	555,774
204,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	218,837
2,265,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	2,429,213
1,475,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	1,478,688
		13,795,698
Oil Refining and Marketing — 0.1%
957,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	1,095,019
Pharmacy Services — 0.6%
1,162,000	Express Scripts Holding Co. 2.1000%, 2/12/15	1,180,547
912,000	Express Scripts Holding Co. 3.1250%, 5/15/16	954,582
4,054,000	Express Scripts Holding Co. 2.6500%, 2/15/17	4,179,512
		6,314,641
Pipelines — 1.0%
864,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	892,829
1,802,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	1,793,698
235,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	270,233
674,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	715,438
1,893,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	2,039,081
248,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	252,086
1,288,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	1,327,218
2,572,000	Western Gas Partners L.P. 5.3750%, 6/1/21	2,750,649
865,000	Williams Cos., Inc. 3.7000%, 1/15/23	781,214
		10,822,446
Publishing - Newspapers — 0%
138,000	Gannett Co., Inc. 6.3750%, 9/1/15	149,730
Publishing - Periodicals — 0.1%
1,377,000	UBM PLC 5.7500%, 11/3/20 (144A),**	1,407,647
Real Estate Management/Services — 0.2%
463,000	CBRE Services, Inc. 6.6250%, 10/15/20	494,253
1,456,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,426,252
		1,920,505
Real Estate Operating/Development — 0.1%
838,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	906,238
REIT - Diversified — 0.3%
1,260,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,228,513
1,099,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	1,039,532
1,038,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,149,916
		3,417,961
REIT - Health Care — 0.1%
412,000	Senior Housing Properties Trust 6.7500%, 4/15/20	451,001
455,000	Senior Housing Properties Trust 6.7500%, 12/15/21	498,715
		949,716
REIT - Hotels — 0.1%
651,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	660,441
REIT - Office Property — 0.5%
1,802,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	1,811,016
471,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	511,532
1,000,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	1,069,425
1,931,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	2,281,596
		5,673,569
Retail - Regional Department Stores — 0.2%
1,599,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	1,660,611
661,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	746,207
		2,406,818
Retail - Restaurants — 0.2%
2,017,000	Brinker International, Inc. 3.8750%, 5/15/23	1,894,239
Rubber - Tires — 0%
291,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	303,513
Security Services — 0.3%
519,000	ADT Corp. 6.2500%, 10/15/21 (144A)	526,785
393,000	ADT Corp. 3.5000%, 7/15/22	332,243
3,082,000	ADT Corp. 4.1250%, 6/15/23	2,749,952
172,000	ADT Corp. 4.8750%, 7/15/42	127,009
		3,735,989
Semiconductor Components/Integrated Circuits — 0.3%
3,494,000	TSMC Global, Ltd. 1.6250%, 4/3/18	3,366,148
Steel - Producers — 0.2%
662,000	ArcelorMittal 5.0000%, 2/25/17	688,480
493,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	481,148
79,000	Steel Dynamics, Inc. 7.6250%, 3/15/20	85,419
401,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	377,943
		1,632,990
Super-Regional Banks — 0%
260,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	286,000
Telecommunication Services — 0.1%
702,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	707,287
Telephone - Integrated — 1.1%
279,000	Softbank Corp. 4.5000%, 4/15/20	268,119
495,000	Sprint Capital Corp. 6.9000%, 5/1/19	508,613
1,004,000	Verizon Communications, Inc. 2.5000%, 9/15/16	1,034,809
1,635,000	Verizon Communications, Inc. 3.6500%, 9/14/18	1,722,788
4,470,000	Verizon Communications, Inc. 5.1500%, 9/15/23	4,790,883
2,111,000	Verizon Communications, Inc. 6.4000%, 9/15/33	2,344,293
1,056,000	Verizon Communications, Inc. 6.5500%, 9/15/43	1,192,157
		11,861,662
Transportation - Railroad — 0.1%
635,324	CSX Transportation, Inc. 8.3750%, 10/15/14	681,588
Transportation - Services — 0%
234,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	238,725
Transportation - Truck — 0.1%
1,298,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,342,697
Trucking and Leasing — 0.2%
163,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	166,021
1,363,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,396,159
402,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	390,927
		1,953,107
Total Corporate Bonds (cost $217,926,192)		222,893,430
Mortgage-Backed Securities — 7.6%
	Fannie Mae:
374,657	5.5000%, 1/1/25	405,536
598,771	5.5000%, 7/1/25	650,514
770,772	5.0000%, 9/1/29	843,250
327,918	5.0000%, 1/1/30	358,977
232,141	5.5000%, 1/1/33	255,092
178,300	5.0000%, 11/1/33	193,964
345,824	5.0000%, 12/1/33	376,215
1,027,473	6.0000%, 10/1/35	1,137,002
1,198,217	6.0000%, 12/1/35	1,326,837
162,311	6.0000%, 2/1/37	181,189
1,004,155	6.0000%, 9/1/37	1,095,743
815,166	6.0000%, 10/1/38	920,823
397,193	7.0000%, 2/1/39	451,554
748,301	5.0000%, 6/1/40	818,215
894,451	5.0000%, 6/1/40	991,894
1,623,725	6.0000%, 7/1/40	1,802,152
334,317	4.5000%, 10/1/40	356,530
2,179,992	5.0000%, 2/1/41	2,388,731
336,669	5.0000%, 3/1/41	367,821
339,240	4.5000%, 4/1/41	364,631
624,516	4.5000%, 4/1/41	668,756
663,564	5.0000%, 4/1/41	726,660
643,804	4.5000%, 5/1/41	692,254
456,495	5.0000%, 5/1/41	512,175
1,122,245	5.0000%, 5/1/41	1,238,555
1,284,825	4.5000%, 6/1/41	1,381,821
670,653	5.0000%, 6/1/41	732,776
3,415,806	5.0000%, 6/1/41	3,827,943
322,027	5.0000%, 7/1/41	351,773
1,011,906	5.0000%, 7/1/41	1,109,699
824,491	4.5000%, 8/1/41	883,448
17,206	5.0000%, 9/1/41	18,762
2,962,904	4.5000%, 6/1/42	3,156,093
2,488,126	4.0000%, 9/1/42	2,592,587
3,031,368	4.5000%, 2/1/43	3,248,900
4,319,367	4.5000%, 2/1/43	4,779,395
1,855,015	4.0000%, 5/1/43	1,933,111
	Freddie Mac:
370,891	5.0000%, 1/1/19	392,700
241,516	5.0000%, 2/1/19	255,799
324,937	5.5000%, 8/1/19	344,639
368,192	5.0000%, 6/1/20	391,003
862,147	5.5000%, 12/1/28	948,629
1,188,274	5.0000%, 1/1/36	1,298,009
615,269	5.5000%, 10/1/36	675,643
2,648,403	6.0000%, 11/1/38	2,941,374
991,760	5.0000%, 5/1/39	1,075,765
823,743	4.5000%, 1/1/41	881,542
1,932,299	5.0000%, 3/1/41	2,093,597
1,829,249	5.0000%, 5/1/41	2,025,121
430,489	5.0000%, 9/1/41	466,954
	Ginnie Mae:
790,010	5.1000%, 12/15/29	892,936
829,192	4.9000%, 12/15/32	908,393
553,711	6.0000%, 11/20/34	614,348
120,903	5.5000%, 9/15/35	136,150
652,304	5.5000%, 3/15/36	722,385
283,684	6.0000%, 1/20/39	316,126
726,762	5.5000%, 8/15/39	848,035
2,150,317	5.5000%, 8/15/39	2,438,226
563,271	5.0000%, 10/15/39	628,652
769,773	5.5000%, 10/15/39	869,759
925,964	5.0000%, 11/15/39	1,031,236
264,992	5.0000%, 1/15/40	295,254
212,035	5.0000%, 4/15/40	236,225
329,398	5.0000%, 5/15/40	362,561
277,886	5.0000%, 7/15/40	309,466
882,247	5.0000%, 7/15/40	982,654
954,444	5.0000%, 2/15/41	1,054,341
396,069	5.0000%, 5/15/41	443,755
240,389	4.5000%, 7/15/41	260,782
1,712,471	4.5000%, 8/15/41	1,887,454
204,598	5.0000%, 9/15/41	224,586
111,173	5.5000%, 9/20/41	122,082
1,130,469	4.5000%, 10/20/41	1,221,527
123,919	6.0000%, 10/20/41	138,090
343,681	6.0000%, 12/20/41	383,110
701,208	5.5000%, 1/20/42	770,875
384,070	6.0000%, 1/20/42	428,589
323,033	6.0000%, 2/20/42	360,424
238,651	6.0000%, 3/20/42	266,428
608,078	6.0000%, 4/20/42	678,633
366,965	3.5000%, 5/20/42	380,057
486,859	6.0000%, 5/20/42	542,830
1,371,536	5.5000%, 7/20/42	1,511,097
319,498	6.0000%, 7/20/42	356,642
336,280	6.0000%, 8/20/42	374,890
777,255	6.0000%, 9/20/42	867,063
331,787	6.0000%, 11/20/42	370,036
359,488	6.0000%, 2/20/43	401,322
Total Mortgage-Backed Securities (cost $81,919,031)		81,569,172
Preferred Stock — 0.3%
Diversified Banking Institutions — 0.1%
60,780	Morgan Stanley, 7.1250%	1,531,656
Diversified Financial Services — 0.1%
23,000	Citigroup Capital XIII, 7.8750%	631,810
Finance - Credit Card — 0.1%
63,650	Discover Financial Services, 6.5000%	1,497,048
Total Preferred Stock (cost $3,756,467)		3,660,514
U.S. Treasury Notes/Bonds — 13.6%
	U.S. Treasury Notes/Bonds:
$2,283,000	0.1250%, 4/30/15	2,278,808
8,150,000	0.2500%, 5/31/15	8,148,411
505,000	0.3750%, 6/15/15	505,888
4,400,000	0.2500%, 7/15/15	4,396,735
615,000	0.3750%, 8/31/15	615,721
865,000	0.3750%, 2/15/16	864,121
3,330,000	0.8750%, 1/31/17	3,338,065
280,000	0.8750%, 2/28/17	280,416
7,197,000	0.7500%, 6/30/17	7,139,086
650,000	0.7500%, 10/31/17	641,063
375,000	0.8750%, 1/31/18	370,078
1,490,000	0.7500%, 3/31/18	1,458,337
8,678,000	1.3750%, 7/31/18	8,693,594
32,206,000	1.5000%, 8/31/18	32,419,880
30,250,000	1.3750%, 9/30/18	30,228,734
1,595,000	1.0000%, 9/30/19	1,527,836
7,000,000	1.7500%, 5/15/23	6,486,487
14,188,000	2.5000%, 8/15/23	14,043,907
1,051,000	2.8750%, 5/15/43	892,036
21,940,000	3.6250%, 8/15/43	21,686,330
Total U.S. Treasury Notes/Bonds (cost $145,353,520)		146,015,533
Money Market — 1.5%
16,420,654	Janus Cash Liquidity Fund LLC, 0%£ (cost $16,420,654)	16,420,654
Total Investments (total cost $875,658,563) – 100%		$1,076,378,799

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$2,947,085	0.3%
Canada	5,366,509	0.5%
Germany	893,913	0.1%
Japan	268,119	0.0%
Luxembourg	688,480	0.1%
Netherlands	2,506,256	0.2%
South Korea	3,324,338	0.3%
Switzerland	4,982,389	0.5%
Taiwan	3,366,148	0.3%
United Kingdom	36,389,612	3.4%
United States††	1,015,645,950	94.3%
Total	$1,076,378,799	100.0%

††	Includes Cash Equivalents of 1.5%.

Forward Currency Contracts, Open
September 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized (Depreciation)
Credit Suisse Securities (USA) LLC: British Pound 10/24/13	2,970,000	$4,806,559	$(183,427)
HSBC Securities (USA), Inc.: British Pound 10/31/13	2,480,000	4,013,311	(96,188)
JPMorgan Chase & Co.: British Pound 10/10/13	1,200,000	1,942,295	(74,100)
RBC Capital Markets Corp.: British Pound 11/7/13	3,175,000	5,137,797	(10,331)
Total		$15,899,962	$(364,046)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Balanced Portfolio	$ 43,430,391	4.0%

(a)	All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.
*	Non-income producing security.
**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Portfolio	Aggregate Value
Janus Aspen Balanced Portfolio	$49,378,111

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Balanced Portfolio
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$6,407,653	$6,399,631	0.6%
FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20	4/29/13	1,100,144	1,097,275	0.1%
JPMorgan Chase Commercial Mortgage Securities Corp. 3.1723%, 4/15/30	9/30/13	541,643	539,871	0.0%
		$8,049,440	$8,036,777	0.7%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2013. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus Aspen Balanced Portfolio
Janus Cash Liquidity Fund LLC	320,346,957	$320,346,957	(316,306,000)	$(316,306,000)	$-	$15,699	$16,420,654

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$19,536,622	$—

Bank Loans and Mezzanine Loans	—	12,671,130	—

Common Stock
Agricultural Chemicals	—	4,982,389	—
Medical - Drugs	51,063,300	7,789,253	—
Metal - Diversified	—	2,030,854	—
Real Estate Management/Services	—	—	6,399,631
All Other	501,346,317	—	—

Corporate Bonds	—	222,893,430	—

Mortgage-Backed Securities	—	81,569,172	—

Preferred Stock	—	3,660,514	—

U.S. Treasury Notes/Bonds	—	146,015,533	—

Money Market	—	16,420,654	—

Total Investments in Securities	$552,409,617	$517,569,551	$6,399,631

Other Financial Instruments(a) – Liabilities:
Forward currency contracts	$—	$364,046	$—

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.5%
Advertising Agencies — 1.1%
110,071	Omnicom Group, Inc.	$6,982,904
Advertising Sales — 0.6%
77,177	Lamar Advertising Co. - Class A*	3,629,634
Aerospace and Defense — 1.3%
60,175	TransDigm Group, Inc.	8,346,272
Aerospace and Defense – Equipment — 2.6%
324,506	HEICO Corp. - Class A	16,270,731
Agricultural Chemicals — 1.2%
249,420	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)**	7,801,858
Airlines — 1.5%
186,797	Ryanair Holdings PLC (ADR)**	9,291,283
Apparel Manufacturers — 1.1%
143,593	Gildan Activewear, Inc.**	6,668,459
Applications Software — 1.4%
131,419	Intuit, Inc.	8,714,394
Auction House - Art Dealer — 0.6%
197,076	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)**	3,976,994
Broadcast Services and Programming — 0.9%
69,050	Discovery Communications, Inc. - Class C*	5,394,186
Commercial Services — 0.6%
22,525	CoStar Group, Inc.*	3,781,947
Commercial Services - Finance — 0.9%
79,107	Global Payments, Inc.	4,040,785
19,892	WEX, Inc.*	1,745,523
		5,786,308
Computer Software — 0.7%
119,233	SS&C Technologies Holdings, Inc.*	4,542,777
Computers — 0.4%
4,871	Apple, Inc.	2,322,249
Computers - Integrated Systems — 2.0%
156,635	Jack Henry & Associates, Inc.	8,083,932
81,943	Teradata Corp.*	4,542,920
		12,626,852
Consulting Services — 4.9%
182,250	Gartner, Inc.*	10,935,000
310,903	Verisk Analytics, Inc. - Class A*,**	20,196,259
		31,131,259
Containers - Metal and Glass — 0.6%
81,066	Ball Corp.	3,638,242
Decision Support Software — 2.2%
340,240	MSCI, Inc.*	13,698,062
Diagnostic Equipment — 1.0%
85,073	Life Technologies Corp.*	6,366,013
Diagnostic Kits — 0.8%
48,578	IDEXX Laboratories, Inc.*	4,840,798
Distribution/Wholesale — 3.4%
82,537	Fastenal Co.	4,147,484
7,049,720	Li & Fung, Ltd.	10,253,213
27,653	W.W. Grainger, Inc.	7,237,066
		21,637,763
Diversified Operations — 0.7%
80,588	Colfax Corp.*	4,552,416
Electric Products – Miscellaneous — 0.9%
125,148	AMETEK, Inc.	5,759,311
Electronic Components - Miscellaneous — 3.3%
638,200	Flextronics International, Ltd.*	5,801,238
287,267	TE Connectivity, Ltd. (U.S. Shares)	14,874,685
		20,675,923
Electronic Components – Semiconductors — 3.5%
1,316,106	ON Semiconductor Corp.*	9,607,574
265,614	Xilinx, Inc.	12,446,672
		22,054,246
Electronic Connectors — 2.4%
191,715	Amphenol Corp. - Class A	14,834,907
Electronic Design Automation — 1.3%
622,036	Cadence Design Systems, Inc.*	8,397,486
Electronic Measuring Instruments — 0.5%
102,861	National Instruments Corp.	3,181,491
Finance - Investment Bankers/Brokers — 1.5%
243,125	LPL Financial Holdings, Inc.	9,314,119
Footwear and Related Apparel — 1.0%
112,372	Wolverine World Wide, Inc.	6,543,421
Instruments - Controls — 3.4%
19,994	Mettler-Toledo International, Inc.*	4,800,359
440,207	Sensata Technologies Holding N.V.*	16,846,722
		21,647,081
Instruments - Scientific — 1.8%
42,376	Thermo Fisher Scientific, Inc.	3,904,948
68,245	Waters Corp.*	7,248,302
		11,153,250
Insurance Brokers — 0.9%
78,153	Aon PLC	5,817,709
Investment Management and Advisory Services — 1.0%
84,730	T. Rowe Price Group, Inc.	6,094,629
Machinery - General Industrial — 1.8%
50,368	Roper Industries, Inc.	6,692,396
78,688	Wabtec Corp.	4,947,115
		11,639,511
Medical - Biomedical and Genetic — 3.8%
88,230	Celgene Corp.*	13,581,244
213,575	Incyte Corp., Ltd.*	8,147,886
72,237	NPS Pharmaceuticals, Inc.*	2,297,859
		24,026,989
Medical - Drugs — 0.8%
82,745	Medivation, Inc.*	4,959,735
Medical - Generic Drugs — 0.4%
114,010	Impax Laboratories, Inc.*	2,338,345
Medical - Outpatient and Home Medical Care — 0.3%
52,818	Premier, Inc. - Class A	1,674,331
Medical Information Systems — 2.1%
122,031	athenahealth, Inc.*	13,247,685
Medical Instruments — 1.7%
105,802	St. Jude Medical, Inc.	5,675,219
60,786	Techne Corp.	4,866,527
		10,541,746
Medical Products — 4.7%
110,630	Henry Schein, Inc.*	11,472,331
238,970	Varian Medical Systems, Inc.*	17,858,228
		29,330,559
Metal Processors and Fabricators — 1.7%
45,992	Precision Castparts Corp.	10,451,222
Multimedia — 0.5%
29,579	FactSet Research Systems, Inc.	3,227,069
Oil Companies - Exploration and Production — 0.3%
103,760	Ultra Petroleum Corp. (U.S. Shares)*	2,134,343
Oil Field Machinery and Equipment — 3.2%
321,355	Dresser-Rand Group, Inc.*	20,052,552
Patient Monitoring Equipment — 1.2%
279,193	Masimo Corp.	7,437,701
Printing - Commercial — 2.8%
309,280	VistaPrint N.V. (U.S. Shares)*	17,480,506
Retail - Apparel and Shoe — 0.6%
61,998	L Brands, Inc.	3,788,078
Retail - Catalog Shopping — 1.2%
94,045	MSC Industrial Direct Co., Inc. - Class A	7,650,561
Retail - Perfume and Cosmetics — 0.6%
34,443	Ulta Salon, Cosmetics & Fragrance, Inc.	4,114,561
Retail - Petroleum Products — 1.1%
189,480	World Fuel Services Corp.	7,069,499
Retail - Restaurants — 0.3%
42,161	Dunkin' Brands Group, Inc.	1,908,207
Semiconductor Components/Integrated Circuits — 1.5%
1,270,630	Atmel Corp.*	9,453,487
Semiconductor Equipment — 1.8%
187,776	KLA-Tencor Corp.	11,426,170
Telecommunication Equipment — 0.7%
110,280	NICE Systems, Ltd. (ADR)	4,562,284
Telecommunication Services — 2.3%
392,514	Amdocs, Ltd. (U.S. Shares)	14,381,713
Transactional Software — 2.6%
305,340	Solera Holdings, Inc.	16,143,326
Transportation - Railroad — 0.9%
46,260	Canadian Pacific Railway, Ltd. (U.S. Shares)**	5,703,858
Transportation - Services — 3.0%
145,855	C.H. Robinson Worldwide, Inc.	8,687,124
227,666	Expeditors International of Washington, Inc.	10,030,964
		18,718,088
Transportation - Truck — 1.1%
123,453	Landstar System, Inc.	6,910,899
Vitamins and Nutrition Products — 0.5%
46,066	Mead Johnson Nutrition Co.	3,420,861
Wireless Equipment — 3.0%
178,099	Crown Castle International Corp.*	13,006,570
103,820	Motorola Solutions, Inc.	6,164,832
		19,171,402
Total Common Stock (cost $365,052,648)		620,440,262
Money Market — 1.5%
9,396,911	Janus Cash Liquidity Fund LLC, 0%£ (cost $9,396,911)	9,396,911
Total Investments (total cost $374,449,559) – 100%		$629,837,173

Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$24,151,169	3.8%
Hong Kong	10,253,213	1.6%
Ireland	9,291,283	1.5%
Israel	4,562,284	0.7%
United States††	581,579,224	92.4%
Total	$629,837,173	100.0%

††	Includes Cash Equivalents of 1.5%.

Forward Currency Contracts, Open September 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Canadian Dollar 10/24/13	5,450,000	$5,288,669	$(72,810)
Euro 10/24/13	1,920,000	2,597,330	(78,290)
		7,885,999	(151,100)
HSBC Securities (USA), Inc.: Euro 10/31/13	1,890,000	2,556,790	(43,789)
JPMorgan Chase & Co.: Euro 10/10/13	1,835,000	2,482,260	(52,490)
RBC Capital Markets Corp.: Euro 11/7/13	900,000	1,217,540	2,140
Total		$14,142,589	$(245,239)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

LLC	Limited Liability

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Portfolio	Aggregate Value
Janus Aspen Enterprise Portfolio	$ 43,836,051

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus Aspen Enterprise Portfolio
Janus Cash Liquidity Fund LLC	67,382,314	$67,382,314	(70,596,000)	$(70,596,000)	$ -	$11,352	$9,396,911

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Airlines	$—	$9,291,283	$ —
Telecommunication Equipment	—	4,562,284	—
All Other	606,586,695	—	—

Money Market	—	9,396,911	—

Total Investments in Securities	$606,586,695	$23,250,478	$—

Other Financial Instruments(a) – Assets:
Forward currency contracts	$—	$2,140	$—

Other Financial Instruments(a) – Liabilities:
Forward currency contracts	$—	$247,379	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount	Value
Asset-Backed/Commercial Mortgage-Backed Securities — 4.6%
$800,000	AmeriCredit Automobile Receivables Trust 3.3800%, 4/9/18	$820,696
1,271,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	1,272,680
411,000	AmeriCredit Automobile Receivables Trust 3.3100%, 10/8/19	412,377
4,718,046	Banc of America Large Loan Trust 2.4820%, 11/15/15 (144A),‡	4,725,613
919,683	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	923,337
650,000	Boca Hotel Portfolio Trust 0%, 8/15/26 (144A),‡	650,000
572,000	Commercial Mortgage Pass Through Certificates 3.4244%, 3/10/31 (144A)	550,233
289,000	Commercial Mortgage Trust 5.6500%, 12/10/49	299,219
2,132,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	2,320,701
1,592,246	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	1,348,019
1,121,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	986,156
1,045,000	GS Mortgage Securities Corp. II 2.7819%, 11/8/29 (144A),‡	1,034,608
483,000	GS Mortgage Securities Corp. II 3.7819%, 11/8/29 (144A),‡	482,889
524,000	GS Mortgage Securities Corp. Trust 3.7706%, 1/10/18 (144A),‡	520,764
538,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	532,766
608,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.1723%, 4/15/30 (144A),‡, §	604,497
380,000	JPMorgan Chase Commercial Mortgage Securities Trust 3.9223%, 4/15/30 (144A),‡	380,522
168,000	Santander Drive Auto Receivables Trust 3.6400%, 5/15/18	171,406
546,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	539,792
566,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	575,865
1,355,000	Wachovia Bank Commercial Mortgage Trust 5.3830%, 12/15/43	1,442,522
964,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	1,035,380
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $21,822,768)	21,630,042
Bank Loans and Mezzanine Loans — 0.8%
Casino Hotels — 0.4%
1,891,495	MGM Resorts International 3.5000%, 12/20/19‡	1,881,735
Metal - Iron — 0.2%
825,760	FMG Resources (August 2006) Pty, Ltd. 5.2500%, 10/18/17‡	827,676
Pharmaceuticals — 0.2%
930,694	Quintiles Transnational Corp. 4.0000%, 6/8/18‡	929,530
Total Bank Loans and Mezzanine Loans (cost $3,632,667)	3,638,941
Corporate Bonds — 51.0%
Aerospace and Defense – Equipment — 0.5%
962,000	Exelis, Inc. 4.2500%, 10/1/16	1,011,023
416,000	Exelis, Inc. 5.5500%, 10/1/21	418,204
825,000	TransDigm, Inc. 7.7500%, 12/15/18	878,625
2,307,852
Airlines — 0.3%
300,000	Southwest Airlines Co. 5.2500%, 10/1/14	311,900
825,000	Southwest Airlines Co. 5.1250%, 3/1/17	910,459
1,222,359
Automotive - Cars and Light Trucks — 1.5%
1,179,000	General Motors Co. 3.5000%, 10/2/18 (144A)	1,176,052
3,843,000	General Motors Co. 4.8750%, 10/2/23 (144A)	3,756,532
1,622,000	General Motors Co. 6.2500%, 10/2/43 (144A)	1,597,670
469,000	Jaguar Land Rover Automotive PLC 5.6250%, 2/1/23	458,448
6,988,702
Beverages - Wine and Spirits — 0%
223,000	Constellation Brands, Inc. 3.7500%, 5/1/21	205,996
Brewery — 0.3%
1,521,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A)	1,516,861
Building - Residential and Commercial — 0.4%
530,000	D.R. Horton, Inc. 4.7500%, 5/15/17	553,850
100,000	D.R. Horton, Inc. 4.3750%, 9/15/22	91,000
390,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	409,394
371,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	379,347
254,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	233,045
1,666,636
Building Products - Cement and Aggregate — 0.3%
938,000	Hanson, Ltd. 6.1250%, 8/15/16	1,017,730
262,000	Vulcan Materials Co. 7.0000%, 6/15/18	295,405
1,313,135
Casino Hotels — 0.4%
516,000	MGM Resorts International 6.6250%, 7/15/15	555,990
662,000	MGM Resorts International 7.5000%, 6/1/16	739,785
788,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	722,990
2,018,765
Cellular Telecommunications — 0.3%
1,347,000	Sprint Communications, Inc. 7.0000%, 8/15/20	1,370,573
Chemicals - Diversified — 1.0%
4,350,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	4,788,245
Chemicals - Specialty — 0.7%
860,000	Ashland, Inc. 3.8750%, 4/15/18	849,250
880,000	Ashland, Inc. 4.7500%, 8/15/22	825,000
1,250,000	Ashland, Inc. 6.8750%, 5/15/43	1,200,000
509,000	Ecolab, Inc. 3.0000%, 12/8/16	533,854
3,408,104
Commercial Banks — 2.6%
3,272,000	CIT Group, Inc. 4.2500%, 8/15/17	3,333,350
497,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	546,700
2,028,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	2,129,400
1,264,000	CIT Group, Inc. 5.0000%, 8/1/23	1,223,767
967,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	1,041,793
1,212,000	SVB Financial Group 5.3750%, 9/15/20	1,333,887
816,000	Zions Bancorp 4.5000%, 3/27/17	856,777
2,245,000	Zions Bancorp 5.8000%, 12/15/99‡	1,964,375
12,430,049
Computer Aided Design — 0.4%
698,000	Autodesk, Inc. 1.9500%, 12/15/17	684,152
1,112,000	Autodesk, Inc. 3.6000%, 12/15/22	1,054,353
1,738,505
Consulting Services — 1.3%
799,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	861,350
3,218,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	3,556,302
1,520,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,501,810
5,919,462
Containers - Paper and Plastic — 0.1%
298,000	Packaging Corp. of America 3.9000%, 6/15/22	286,534
Data Processing and Management — 0.3%
879,000	Fiserv, Inc. 3.1250%, 10/1/15	911,460
446,000	Fiserv, Inc. 3.1250%, 6/15/16	465,416
1,376,876
Diagnostic Equipment — 0.7%
2,384,000	Life Technologies Corp. 6.0000%, 3/1/20	2,684,582
642,000	Life Technologies Corp. 5.0000%, 1/15/21	678,553
3,363,135
Dialysis Centers — 0.2%
721,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	739,025
Diversified Banking Institutions — 3.5%
230,000	Bank of America Corp. 4.5000%, 4/1/15	241,543
1,299,000	Bank of America Corp. 1.5000%, 10/9/15	1,306,103
992,000	Bank of America Corp. 3.6250%, 3/17/16	1,043,273
1,569,000	Bank of America Corp. 3.7500%, 7/12/16	1,662,646
2,225,000	Bank of America Corp. 8.0000%, 7/30/99‡	2,419,688
652,000	Citigroup, Inc. 5.0000%, 9/15/14	676,576
800,000	Citigroup, Inc. 5.9000%, 12/29/49	752,000
464,000	Citigroup, Inc. 5.3500%, 11/15/99‡	403,680
655,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	721,512
1,435,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	1,424,824
922,000	Morgan Stanley 4.0000%, 7/24/15	961,697
2,986,000	Morgan Stanley 3.4500%, 11/2/15	3,095,168
508,000	Morgan Stanley 4.7500%, 3/22/17	548,498
314,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	320,738
967,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	975,533
16,553,479
Diversified Financial Services — 1.3%
1,027,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	1,003,954
116,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	123,830
1,400,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	1,414,000
3,100,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	3,371,250
5,913,034
Diversified Minerals — 0.3%
1,146,000	FMG Resources (August 2006) Pty, Ltd. 7.0000%, 11/1/15	1,180,380
Diversified Operations — 0.5%
614,000	GE Capital Trust I 6.3750%, 11/15/67‡	650,072
1,852,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23	1,839,227
2,489,299
Electric - Generation — 0%
118,000	AES Corp. 7.7500%, 10/15/15	130,980
Electric - Integrated — 0.9%
1,081,000	CMS Energy Corp. 4.2500%, 9/30/15	1,139,670
524,000	Monongahela Power Co., Inc. 6.7000%, 6/15/14	544,289
1,263,000	PPL Energy Supply LLC 4.6000%, 12/15/21	1,246,193
810,000	PPL WEM Holdings PLC 3.9000%, 5/1/16	849,015
543,000	PPL WEM Holdings PLC 5.3750%, 5/1/21	590,738
4,369,905
Electronic Components – Semiconductors — 0.7%
3,494,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,487,012
Electronic Connectors — 0.3%
1,263,000	Amphenol Corp. 4.7500%, 11/15/14	1,317,550
Electronic Measuring Instruments — 0.3%
1,356,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,398,508
Engineering - Research and Development Services — 0.4%
966,000	URS Corp. 4.3500%, 4/1/17 (144A)	987,052
928,000	URS Corp. 5.5000%, 4/1/22 (144A)	933,717
1,920,769
Finance - Auto Loans — 2.5%
2,947,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	3,048,026
743,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	763,695
836,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	963,330
908,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	994,760
2,636,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	2,930,252
1,689,000	Ford Motor Credit Co. LLC 4.2500%, 9/20/22	1,686,826
640,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18 (144A)	622,400
919,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23 (144A)	839,736
11,849,025
Finance - Credit Card — 0.3%
1,107,000	American Express Co. 6.8000%, 9/1/66‡	1,173,420
Finance - Investment Bankers/Brokers — 1.4%
1,185,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	1,288,687
1,193,000	Lazard Group LLC 7.1250%, 5/15/15	1,291,253
189,000	Lazard Group LLC 6.8500%, 6/15/17	214,224
3,334,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	3,470,141
463,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	539,020
6,803,325
Finance - Leasing Companies — 0.7%
3,197,000	LeasePlan Corp. N.V. 2.5000%, 5/16/18	3,105,620
Finance - Mortgage Loan Banker — 0.4%
1,494,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17	1,695,003
Food - Meat Products — 0.8%
383,000	Sun Merger Sub, Inc. 5.2500%, 8/1/18 (144A)	392,575
2,891,000	Tyson Foods, Inc. 6.6000%, 4/1/16	3,241,285
3,633,860
Food - Retail — 0.5%
372,000	Safeway, Inc. 3.9500%, 8/15/20	365,025
1,782,000	Safeway, Inc. 4.7500%, 12/1/21	1,789,406
2,154,431
Gas - Transportation — 0%
151,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	163,609
Hotels and Motels — 0.2%
846,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	1,032,018
Investment Management and Advisory Services — 1.0%
1,122,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	1,228,590
2,181,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	2,230,073
1,450,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	1,457,250
4,915,913
Life and Health Insurance — 0.6%
2,628,000	Primerica, Inc. 4.7500%, 7/15/22	2,749,374
Linen Supply & Related Items — 0.2%
470,000	Cintas Corp. No. 2 2.8500%, 6/1/16	488,063
501,000	Cintas Corp. No. 2 4.3000%, 6/1/21	527,117
1,015,180
Machinery - Farm — 0.2%
923,000	CNH Capital LLC 3.6250%, 4/15/18	918,385
Medical - Biomedical and Genetic — 0.1%
525,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	546,000
Medical - Drugs — 0.7%
1,206,000	AbbVie, Inc. 1.7500%, 11/6/17	1,196,099
2,119,000	VPII Escrow Corp. 6.7500%, 8/15/18	2,267,330
3,463,429
Medical - Generic Drugs — 0.2%
1,166,000	Actavis, Inc. 1.8750%, 10/1/17	1,158,673
Metal Processors and Fabricators — 0%
181,000	Timken Co. 6.0000%, 9/15/14	189,579
Multi-Line Insurance — 1.4%
1,517,000	American International Group, Inc. 4.2500%, 9/15/14	1,566,653
456,000	American International Group, Inc. 5.6000%, 10/18/16	509,450
758,000	American International Group, Inc. 6.2500%, 3/15/37	742,840
2,457,000	American International Group, Inc. 8.1750%, 5/15/58‡	2,875,918
950,000	ING U.S., Inc. 5.6500%, 5/15/53‡	868,440
6,563,301
Office Furnishings - Original — 0.1%
358,000	Interface, Inc. 7.6250%, 12/1/18	388,430
Oil - Field Services — 0.2%
822,000	Korea National Oil Corp. 4.0000%, 10/27/16	873,821
Oil and Gas Drilling — 0.6%
1,952,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,039,588
152,000	Nabors Industries, Inc. 4.6250%, 9/15/21	152,778
671,000	Rowan Cos., Inc. 5.0000%, 9/1/17	729,473
2,921,839
Oil Companies - Exploration and Production — 3.6%
4,306,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	4,295,235
1,379,000	Cimarex Energy Co. 5.8750%, 5/1/22	1,392,790
203,000	Continental Resources, Inc. 7.1250%, 4/1/21	226,853
2,855,000	Continental Resources, Inc. 5.0000%, 9/15/22	2,872,844
821,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	848,339
172,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	186,620
948,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,039,245
622,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	667,358
232,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	248,873
2,616,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	2,805,660
480,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	505,200
1,650,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	1,654,125
16,743,142
Oil Refining and Marketing — 0.1%
612,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	700,263
Pharmacy Services — 1.1%
866,000	Express Scripts Holding Co. 3.1250%, 5/15/16	906,434
4,109,000	Express Scripts Holding Co. 2.6500%, 2/15/17	4,236,215
5,142,649
Pipelines — 2.7%
872,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	901,096
1,961,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	1,951,966
155,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	178,239
665,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	705,885
1,428,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	1,538,197
1,162,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	1,230,011
275,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	279,531
1,429,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	1,472,511
3,109,000	Western Gas Partners L.P. 5.3750%, 6/1/21	3,324,948
1,139,000	Williams Cos., Inc. 3.7000%, 1/15/23	1,028,673
12,611,057
Publishing - Newspapers — 0%
138,000	Gannett Co., Inc. 6.3750%, 9/1/15	149,730
Publishing - Periodicals — 0.3%
1,316,000	UBM PLC 5.7500%, 11/3/20 (144A)	1,345,289
Real Estate Management/Services — 0.5%
474,000	CBRE Services, Inc. 6.6250%, 10/15/20	505,995
1,859,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,821,019
2,327,014
Real Estate Operating/Development — 0.2%
874,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	945,169
REIT - Diversified — 1.3%
1,566,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,526,866
1,529,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	1,446,264
754,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	835,295
1,993,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21	2,205,721
6,014,146
REIT - Health Care — 0.2%
387,000	Senior Housing Properties Trust 6.7500%, 4/15/20	423,634
453,000	Senior Housing Properties Trust 6.7500%, 12/15/21	496,523
920,157
REIT - Hotels — 0.1%
555,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	563,049
REIT - Office Property — 1.1%
1,938,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	1,947,696
310,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	336,677
835,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	892,970
1,487,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	1,756,983
4,934,326
Retail - Regional Department Stores — 0.1%
375,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	423,340
Retail - Restaurants — 0.5%
2,457,000	Brinker International, Inc. 3.8750%, 5/15/23	2,307,460
Rubber - Tires — 0.1%
376,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	392,168
Security Services — 1.5%
573,000	ADT Corp. 6.2500%, 10/15/21 (144A)	581,595
457,000	ADT Corp. 3.5000%, 7/15/22	386,349
6,858,000	ADT Corp. 4.1250%, 6/15/23	6,119,133
198,000	ADT Corp. 4.8750%, 7/15/42	146,208
7,233,285
Semiconductor Components/Integrated Circuits — 0.9%
4,257,000	TSMC Global, Ltd. 1.6250%, 4/3/18	4,101,228
Steel - Producers — 0.4%
825,000	ArcelorMittal 5.0000%, 2/25/17	858,000
611,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	596,312
90,000	Steel Dynamics, Inc. 7.6250%, 3/15/20	97,312
494,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	465,595
2,017,219
Super-Regional Banks — 0.1%
346,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	380,600
Telecommunication Services — 0.2%
867,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	873,530
Telephone - Integrated — 3.5%
2,831,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	2,937,162
336,000	Softbank Corp. 4.5000%, 4/15/20	322,896
604,000	Sprint Capital Corp. 6.9000%, 5/1/19	620,610
1,124,000	Verizon Communications, Inc. 2.5000%, 9/15/16	1,158,491
1,815,000	Verizon Communications, Inc. 3.6500%, 9/14/18	1,912,453
5,015,000	Verizon Communications, Inc. 5.1500%, 9/15/23	5,375,007
2,343,000	Verizon Communications, Inc. 6.4000%, 9/15/33	2,601,932
1,172,000	Verizon Communications, Inc. 6.5500%, 9/15/43	1,323,114
16,251,665
Transportation - Railroad — 0.1%
546,043	CSX Transportation, Inc. 8.3750%, 10/15/14	585,806
Transportation - Services — 0%
182,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	185,675
Transportation - Truck — 0.3%
1,315,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,360,282
Trucking and Leasing — 0.5%
235,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	239,356
1,677,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,717,798
491,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	477,476
2,434,630
Total Corporate Bonds (cost $235,887,894)	239,678,844
Mortgage-Backed Securities — 21.2%
Fannie Mae:
364,683	5.5000%, 1/1/25	394,741
747,558	5.5000%, 7/1/25	812,159
1,321,006	5.5000%, 8/1/25	1,427,675
1,045,785	5.0000%, 9/1/29	1,144,124
417,291	5.0000%, 1/1/30	456,814
222,057	5.5000%, 1/1/33	244,012
142,030	5.0000%, 11/1/33	154,508
275,819	5.0000%, 12/1/33	300,058
1,175,049	6.0000%, 12/1/35	1,301,183
364,939	6.0000%, 2/1/37	407,385
1,336,038	6.0000%, 9/1/37	1,457,897
1,110,776	6.0000%, 10/1/38	1,254,750
472,304	7.0000%, 2/1/39	536,946
591,610	5.0000%, 5/1/39	648,484
965,335	5.0000%, 6/1/40	1,055,527
1,119,090	5.0000%, 6/1/40	1,241,006
2,149,388	6.0000%, 7/1/40	2,385,579
265,941	4.5000%, 10/1/40	283,611
313,392	4.0000%, 12/1/40	329,722
269,437	5.0000%, 3/1/41	294,368
474,732	4.5000%, 4/1/41	510,264
780,997	4.5000%, 4/1/41	836,322
530,153	5.0000%, 4/1/41	580,564
773,559	4.5000%, 5/1/41	831,773
428,217	5.0000%, 5/1/41	472,598
572,722	5.0000%, 5/1/41	642,579
1,563,688	4.5000%, 6/1/41	1,681,736
911,855	5.0000%, 6/1/41	996,321
2,054,714	5.0000%, 6/1/41	2,302,627
394,143	5.0000%, 7/1/41	430,551
1,107,818	5.0000%, 7/1/41	1,214,881
1,033,428	4.5000%, 8/1/41	1,107,325
17,335	5.0000%, 9/1/41	18,902
919,976	4.5000%, 10/1/41	984,203
608,144	5.0000%, 10/1/41	664,308
747,621	4.0000%, 9/1/42	779,009
5,612,132	4.5000%, 9/1/42	6,000,417
3,594,888	4.5000%, 2/1/43	3,852,859
5,255,437	4.5000%, 2/1/43	5,815,159
Freddie Mac:
295,403	5.0000%, 1/1/19	312,774
230,855	5.0000%, 2/1/19	244,507
318,933	5.5000%, 8/1/19	338,271
466,063	5.0000%, 6/1/20	494,938
1,080,735	5.5000%, 12/1/28	1,189,143
1,489,859	5.0000%, 1/1/36	1,627,444
764,686	5.5000%, 10/1/36	839,721
3,455,381	6.0000%, 11/1/38	3,837,621
1,269,613	5.0000%, 5/1/39	1,377,152
675,845	4.5000%, 1/1/41	723,266
2,209,575	5.0000%, 3/1/41	2,394,018
1,456,552	5.0000%, 5/1/41	1,612,516
215,969	4.5000%, 9/1/41	231,484
541,218	5.0000%, 9/1/41	587,062
Ginnie Mae:
570,157	4.0000%, 8/15/24	606,518
912,224	5.1000%, 12/15/29	1,031,073
999,400	4.9000%, 12/15/32	1,094,858
545,357	6.0000%, 11/20/34	605,080
2,306,191	5.5000%, 3/20/35	2,555,411
345,015	5.5000%, 9/15/35	388,527
608,844	5.5000%, 3/15/36	674,255
695,357	5.5000%, 3/20/36	767,082
369,380	6.0000%, 1/20/39	411,622
881,787	5.5000%, 8/15/39	1,028,928
1,297,265	5.5000%, 8/15/39	1,470,959
956,267	5.0000%, 9/15/39	1,063,114
1,974,643	5.0000%, 9/15/39	2,194,301
558,657	5.0000%, 10/15/39	623,502
1,017,134	5.0000%, 11/15/39	1,132,770
295,988	5.0000%, 1/15/40	329,790
218,060	5.0000%, 4/15/40	242,937
357,441	5.0000%, 5/15/40	393,427
350,607	5.0000%, 7/15/40	390,451
978,473	5.0000%, 7/15/40	1,089,831
969,668	5.0000%, 2/15/41	1,071,159
1,110,650	4.5000%, 5/15/41	1,214,327
390,734	5.0000%, 5/15/41	437,778
239,596	5.0000%, 6/20/41	262,013
1,009,475	5.0000%, 6/20/41	1,127,185
251,029	4.5000%, 7/15/41	272,325
897,406	4.5000%, 7/15/41	974,164
2,147,278	4.5000%, 8/15/41	2,366,690
325,679	5.0000%, 9/15/41	357,495
316,165	5.5000%, 9/20/41	347,187
138,594	6.0000%, 10/20/41	154,443
479,579	6.0000%, 12/20/41	534,599
941,865	5.5000%, 1/20/42	1,035,442
474,861	6.0000%, 1/20/42	529,904
494,088	6.0000%, 2/20/42	551,278
355,478	6.0000%, 3/20/42	396,853
1,644,665	6.0000%, 4/20/42	1,835,494
479,763	3.5000%, 5/20/42	496,879
1,106,171	6.0000%, 5/20/42	1,233,342
1,786,800	5.5000%, 7/20/42	1,968,616
439,583	6.0000%, 7/20/42	490,688
429,993	6.0000%, 8/20/42	479,362
516,852	6.0000%, 9/20/42	576,572
435,719	6.0000%, 11/20/42	485,949
451,973	6.0000%, 2/20/43	504,569
Total Mortgage-Backed Securities (cost $100,016,237)	99,461,613
Preferred Stock — 0.9%
Diversified Banking Institutions — 0.4%
67,350	Morgan Stanley, 7.1250%	1,697,220
Diversified Financial Services — 0.1%
21,000	Citigroup Capital XIII, 7.8750%	576,870
Finance - Credit Card — 0.4%
83,625	Discover Financial Services, 6.5000%	1,966,860
Total Preferred Stock (cost $4,366,391)	4,240,950
U.S. Treasury Notes/Bonds — 20.8%
U.S. Treasury Notes/Bonds:
$2,174,000	0.2500%, 7/31/15	2,172,387
10,077,000	0.3750%, 8/31/15**	10,088,810
1,040,000	0.3750%, 2/15/16	1,038,943
667,000	1.0000%, 8/31/16	674,087
1,003,000	1.0000%, 9/30/16	1,013,343
715,000	1.0000%, 10/31/16	721,647
103,000	0.8750%, 11/30/16	103,459
9,668,000	0.8750%, 1/31/17	9,691,416
1,557,000	0.8750%, 2/28/17	1,559,311
2,378,000	0.7500%, 6/30/17	2,358,864
810,000	0.7500%, 10/31/17	798,863
940,000	0.7500%, 12/31/17	924,064
1,525,000	0.8750%, 1/31/18	1,504,984
1,210,000	0.7500%, 3/31/18	1,184,288
1,508,000	2.3750%, 5/31/18	1,582,457
5,030,000	1.3750%, 7/31/18	5,039,039
32,300,000	1.5000%, 8/31/18	32,514,504
334,000	1.7500%, 10/31/18	339,558
940,000	1.0000%, 9/30/19	900,418
8,773,000	1.7500%, 5/15/23	8,129,421
6,165,000	2.5000%, 8/15/23	6,102,388
1,367,000	2.8750%, 5/15/43	1,160,241
8,426,000	3.6250%, 8/15/43	8,328,579
Total U.S. Treasury Notes/Bonds (cost $97,545,643)	97,931,071
Money Market — 0.7%
3,391,185	Janus Cash Liquidity Fund LLC, 0%£ (cost $3,391,185)	3,391,185
Total Investments (total cost $466,662,785) – 100%	$469,972,646
Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$5,234,747	1.1%
Germany	1,131,193	0.2%
Japan	322,896	0.1%
Luxembourg	858,000	0.2%
Netherlands	3,105,620	0.7%
South Korea	4,360,833	0.9%
Taiwan	4,101,228	0.9%
United Kingdom	7,329,602	1.5%
United States††	443,528,527	94.4%
Total	$469,972,646	100.0%
††	Includes Cash Equivalents of 0.7%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership

LLC	Limited Liability Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio	$ 47,829,184	10.2%

**

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Portfolio	Aggregate Value
Janus Aspen Flexible Bond Portfolio	$5,005,860

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Flexible Bond Portfolio
FREMF 2010 K-SCT Mortgage Trust	4/29/2013	$1,500,000	$1,348,019	0.3%
JPMorgan Chase Commercial Mortgage Securities Corp. 3.1723%, 4/15/30	9/30/2013	607,444	604,497	0.1%
		$2,107,444	$1,952,516	0.4%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2013. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus Aspen Flexible Bond Portfolio
Janus Cash Liquidity Fund LLC	246,549,366	$246,549,366	(266,438,042)	$(266,438,042)	$-	$12,309	$3,391,185

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$21,630,042	$—

Bank Loans and Mezzanine loans	—	3,638,941	—

Corporate Bonds	—	239,678,844	—

Mortgage-Backed Securities	—	99,461,613	—

Preferred Stock	—	4,240,950	—

U.S. Treasury Notes/Bonds	—	97,931,071	—

Money Market	—	3,391,185	—

Total Investments in Securities	$—	$469,972,646	$—

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 95.1%
Agricultural Chemicals — 3.0%
289,839	Monsanto Co.	$30,250,496
Apparel Manufacturers — 1.2%
1,241,700	Prada SpA	12,031,635
Athletic Footwear — 2.3%
319,399	NIKE, Inc. - Class B	23,201,143
Automotive - Truck Parts and Equipment - Original — 1.9%
339,212	Delphi Automotive PLC	19,816,765
Beverages - Wine and Spirits — 2.8%
228,180	Pernod-Ricard S.A.	28,331,902
Casino Hotels — 3.1%
1,546,798	MGM Resorts International*	31,616,551
Commercial Services - Finance — 2.3%
35,229	MasterCard, Inc. - Class A	23,701,367
Computers - Integrated Systems — 0.9%
167,251	Teradata Corp.*	9,272,395
Dialysis Centers — 1.9%
338,516	DaVita HealthCare Partners, Inc.*	19,261,560
Diversified Banking Institutions — 2.8%
594,752	Citigroup, Inc.	28,851,420
E-Commerce/Products — 5.2%
69,664	Amazon.com, Inc.*	21,779,753
566,073	eBay, Inc.*	31,581,213
		53,360,966
E-Commerce/Services — 2.4%
24,113	priceline.com, Inc.*	24,377,037
Electronic Components - Miscellaneous — 2.5%
496,833	TE Connectivity, Ltd. (U.S. Shares)	25,726,013
Electronic Connectors — 1.5%
202,012	Amphenol Corp. - Class A	15,631,689
Engines - Internal Combustion — 1.0%
76,583	Cummins, Inc.	10,175,583
Enterprise Software/Services — 2.0%
609,951	Oracle Corp.	20,232,075
Internet Content - Information/News — 0.5%
20,648	LinkedIn Corp. - Class A*	5,080,647
Life and Health Insurance — 2.0%
4,407,400	AIA Group, Ltd.	20,713,763
Medical - Biomedical and Genetic — 8.8%
373,293	Celgene Corp.*	57,460,991
505,834	Gilead Sciences, Inc.*	31,786,609
		89,247,600
Medical - Drugs — 6.0%
249,122	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	25,990,898
1,132,145	Zoetis, Inc.	35,232,353
		61,223,251
Medical Information Systems — 0.5%
44,675	athenahealth, Inc.*	4,849,918
Medical Instruments — 1.0%
26,365	Intuitive Surgical, Inc.*	9,920,359
Metal Processors and Fabricators — 3.1%
139,614	Precision Castparts Corp.	31,725,885
Multimedia — 6.5%
1,983,296	Twenty-First Century Fox, Inc. - Class A	66,440,416
Pharmacy Services — 5.1%
838,307	Express Scripts Holding Co.*	51,790,606
Retail - Apparel and Shoe — 3.3%
555,069	L Brands, Inc.	33,914,716
Retail - Jewelry — 3.1%
319,964	Cie Financiere Richemont S.A.	32,063,642
Retail - Major Department Stores — 3.2%
573,450	TJX Cos., Inc.	32,336,846
Software Tools — 1.5%
187,835	VMware, Inc. - Class A*	15,195,852
Super-Regional Banks — 3.0%
838,455	U.S. Bancorp	30,670,684
Transportation - Railroad — 3.2%
263,285	Canadian Pacific Railway, Ltd. (U.S. Shares)	32,463,040
Web Portals/Internet Service Providers — 5.5%
63,899	Google, Inc. - Class A*	55,969,773
Wireless Equipment — 2.0%
286,002	Crown Castle International Corp.*	20,886,726
Total Common Stock (cost $683,892,853)		970,332,321
Money Market — 4.9%
49,851,196	Janus Cash Liquidity Fund LLC, 0%£ (cost $49,851,196)	49,851,196
Total Investments (total cost $733,744,049) – 100%		$1,020,183,517

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$58,453,938	5.7%
France	28,331,902	2.8%
Hong Kong	20,713,763	2.0%
Italy	12,031,635	1.2%
Switzerland	32,063,642	3.2%
United States††	868,588,637	85.1%
Total	$1,020,183,517	100.0%

††	Includes Cash Equivalents of 4.9%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Janus Aspen Forty Portfolio
Janus Cash Liquidity Fund LLC	327,016,556	$327,016,556	(301,648,163)	$(301,648,163)	$-	$27,930	$49,851,196

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:

Common Stock	$970,332,321	$—	$—
Money Market	—	49,851,196	—
Total Investments in Securities	$970,332,321	$49,851,196	$—

Janus Aspen Global Allocation Portfolio – Moderate(1)

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(2),£ — 100.0%
Alternative Funds — 10.4%
56,090	Janus Diversified Alternatives Fund* - Class N Shares	$ 554,734
11,831	Janus Global Real Estate Fund - Class I Shares	124,341
		679,075
Equity Funds — 58.8%
55,984	INTECH International Fund - Class I Shares	496,576
16,229	INTECH U.S. Growth Fund - Class I Shares	291,628
39,971	INTECH U.S. Value Fund - Class I Shares	524,825
5,763	Janus Aspen Global Research Portfolio(3) - Institutional Shares	207,939
3,499	Janus Contrarian Fund - Class I Shares	64,942
14,992	Janus Emerging Markets Fund - Class I Shares	123,980
3,712	Janus Fund - Class N Shares	139,609
10,956	Janus Global Select Fund - Class I Shares	128,519
62,332	Janus International Equity Fund - Class N Shares	818,417
7,541	Janus Overseas Fund - Class N Shares	268,846
6,439	Janus Triton Fund - Class N Shares	146,042
1,914	Janus Twenty Fund - Class D Shares	142,001
22,166	Perkins Large Cap Value Fund - Class N Shares	360,204
5,602	Perkins Small Cap Value Fund - Class N Shares	139,882
		3,853,410
Fixed Income Funds — 30.8%
182,648	Janus Global Bond Fund - Class I Shares	1,820,999
65,772	Janus Short-Term Bond Fund - Class N Shares	201,920
		2,022,919
Total Investments (total cost $6,347,843) – 100%		$ 6,555,404

(1)	Formerly named Janus Aspen Moderate Allocation Portfolio.
(2)	The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.
(3)	Formerly named Janus Aspen Worldwide Portfolio.

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	9/30/2013

Janus Global Allocation Portfolio - Moderate

INTECH International Fund- Class I Shares	54,766	$ 459,257	(3,479)	$ (27,070)	$ 2,757	$ -	$ 496,576

INTECH U.S. Growth Fund - Class I Shares	20,760	341,694	(8,253)	(129,417)	11,603	-	291,628

INTECH U.S. Value Fund - Class I Shares	43,269	533,316	(10,771)	(121,878)	15,113	-	524,825

Janus Aspen Flexible Bond Portfolio - Institutional Shares	92,588	1,172,081	(113,520)	(1,433,936)	13,330	-	-

Janus Aspen Global Research Portfolio(1) - Institutional Shares	6,034	210,213	(271)	(9,677)	49	1,429	207,939

Janus Aspen Overseas Portfolio - Institutional Shares	4,590	177,291	(5,612)	(215,050)	14,876	-	-

Janus Contrarian Fund - Class I Shares	3,683	65,242	(184)	(3,404)	13	-	64,942

Janus Diversified Alternatives Fund - Class N Shares	59,203	587,176	(3,113)	(31,001)	(245)	-	554,734

Janus Emerging Market Fund- Class I Shares	15,098	127,462	(863)	(7,648)	(514)	-	123,980

Janus Fund - Class N Shares	3,435	119,314	(232)	(7,483)	1,039	-	139,609

Janus Global Bond Fund - Class I Shares	192,942	1,974,165	(10,294)	(107,259)	(4,739)	17,728	1,820,999

Janus Global Real Estate Fund - Class I Shares	11,177	120,155	(760)	(8,421)	(250)	842	124,341

Janus Global Research Fund(2) - Class I Shares	2,247	117,025	(2,549)	(131,594)	-	-	-

Janus Global Select Fund - Class I Shares	11,541	130,483	(585)	(6,813)	21	-	128,519

Janus International Equity Fund - Class N Shares	59,851	732,250	(3,553)	(41,237)	4,167	-	818,417

Janus Overseas Fund - Class N Shares	7,902	285,140	(361)	(13,341)	(372)	-	268,846

Janus Research Fund - Class N Shares	2,938	103,066	(3,859)	(130,468)	11,210	-	-

Janus Short-Term Bond Fund - Class N Shares	80,982	249,288	(28,044)	(86,614)	(32)	1,617	201,920

Janus Triton Fund - Class N Shares	5,908	119,314	(386)	(7,362)	998	-	146,042

Janus Twenty Fund - Class D Shares	1,780	119,314	(119)	(7,667)	875	-	142,001

Perkins Large Cap Value Fund - Class N Shares	30,704	470,062	(14,299)	(211,764)	13,629	-	360,204

Perkins Small Cap Value Fund - Class N Shares	5,154	120,694	(302)	(6,934)	500	-	139,882
		$ 8,334,002		$ (2,746,038)	$ 84,028	$ 21,616	$ 6,555,404

(1) Formerly named Janus Aspen Worldwide Portfolio.

(2) Effective March 15, 2013, Janus Global Research Fund merged with and into Janus Worldwide Fund. Following the merger, Janus Worldwide Fund was renamed Janus Global Research Fund.

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Alternative Funds	$ —	$679,075	$ —
Equity Funds	—	3,853,410	—
Fixed Income Funds	—	2,022,919	—

Total Investments in Securities	$—	$6,555,404	$ —

Janus Aspen Global Research Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.5%
Advanced Materials/Production — 0.7%
942,959	Alent PLC	$5,418,603
Agricultural Chemicals — 0.8%
59,780	Monsanto Co.	6,239,239
Airlines — 1.1%
153,520	Delta Air Lines, Inc.	3,621,537
157,487	United Continental Holdings, Inc.*	4,836,426
		8,457,963
Apparel Manufacturers — 1.0%
157,340	Burberry Group PLC	4,161,572
351,061	Prada SpA	3,401,657
		7,563,229
Applications Software — 0.2%
24,571	Intuit, Inc.	1,629,303
Athletic Footwear — 0.5%
47,817	NIKE, Inc. - Class B	3,473,427
Automotive - Cars and Light Trucks — 1.3%
13,608	Hyundai Motor Co.	3,178,640
509,000	Isuzu Motors, Ltd.	3,345,686
154,712	Maruti Suzuki India, Ltd.	3,357,572
		9,881,898
Automotive - Truck Parts and Equipment - Original — 0.1%
18,000	NGK Spark Plug Co., Ltd.	397,253
Beverages - Non-Alcoholic — 0.1%
5,400	PepsiCo, Inc.	429,300
Beverages - Wine and Spirits — 1.1%
64,845	Pernod-Ricard S.A.	8,051,460
Brewery — 1.0%
150,694	SABMiller PLC	7,667,885
Cable/Satellite Television — 1.8%
115,701	Comcast Corp. - Class A	5,223,900
17,312	Liberty Global PLC*	1,305,844
43,036	Liberty Global PLC - Class A*	3,414,907
32,930	Time Warner Cable, Inc.	3,674,988
		13,619,639
Cellular Telecommunications — 0.7%
103,693	T-Mobile U.S., Inc.	2,692,907
770,064	Vodafone Group PLC	2,692,444
		5,385,351
Chemicals - Diversified — 0.7%
67,125	LyondellBasell Industries N.V. - Class A	4,915,564
Commercial Banks — 4.4%
783,435	Banco Bilbao Vizcaya Argentaria S.A.	8,753,582
6,758,000	China Construction Bank Corp.	5,202,014
96,933	Qatar National Bank SAQ	4,441,143
496,931	Sberbank of Russia (ADR)	5,988,019
1,413,000	Seven Bank, Ltd.	4,715,751
482,319	Turkiye Halk Bankasi A/S	3,534,522
		32,635,031
Commercial Services - Finance — 1.0%
11,315	MasterCard, Inc. - Class A	7,612,506
Computer Aided Design — 0.3%
26,486	ANSYS, Inc.*	2,291,569
Computers — 1.4%
21,448	Apple, Inc.	10,225,334
Consulting Services — 0.7%
80,193	Verisk Analytics, Inc. - Class A*	5,209,337
Consumer Products - Miscellaneous — 0.5%
1,260,900	Samsonite International S.A.	3,519,796
Containers - Metal and Glass — 0.6%
111,127	Crown Holdings, Inc.*	4,698,450
Cosmetics and Toiletries — 1.1%
141,980	Colgate-Palmolive Co.	8,419,414
Diversified Banking Institutions — 5.5%
142,014	Citigroup, Inc.	6,889,099
143,960	Deutsche Bank A.G.	6,609,315
573,294	HSBC Holdings PLC	6,211,969
130,354	JPMorgan Chase & Co.	6,737,998
160,021	Societe Generale S.A.	7,972,261
313,506	UBS A.G.	6,415,066
		40,835,708
Diversified Operations — 1.4%
64,500	Danaher Corp.	4,471,140
65,405	Dover Corp.	5,875,331
		10,346,471
E-Commerce/Products — 1.8%
11,866	Amazon.com, Inc.*	3,709,786
83,160	eBay, Inc.*	4,639,496
341,300	Rakuten, Inc.	5,157,006
		13,506,288
E-Commerce/Services — 0.5%
3,531	priceline.com, Inc.*	3,569,664
Electric – Transmission — 1.0%
200,673	Brookfield Infrastructure Partners L.P.	7,629,587
Electronic Components - Miscellaneous — 0.5%
76,957	TE Connectivity, Ltd. (U.S. Shares)	3,984,833
Electronic Components – Semiconductors — 1.7%
308,043	ARM Holdings PLC	4,916,482
87,133	International Rectifier Corp.*	2,158,284
372,831	ON Semiconductor Corp.*	2,721,666
1,899	Samsung Electronics Co., Ltd.	2,415,833
		12,212,265
Electronic Connectors — 0.5%
51,508	Amphenol Corp. - Class A	3,985,689
Electronic Measuring Instruments — 1.4%
27,500	Keyence Corp.	10,423,026
Electronic Security Devices — 0.4%
83,877	Tyco International, Ltd. (U.S. Shares)	2,934,017
Enterprise Software/Services — 0.4%
83,107	Oracle Corp.	2,756,659
Entertainment Software — 0.2%
141,600	Nexon Co., Ltd.	1,723,175
Finance - Credit Card — 1.4%
70,452	American Express Co.	5,320,535
26,056	Visa, Inc. - Class A	4,979,302
		10,299,837
Food - Catering — 0.3%
152,869	Compass Group PLC	2,103,316
Food - Confectionary — 1.0%
82,102	Hershey Co.	7,594,435
Food - Miscellaneous/Diversified — 2.1%
44,781	McCormick & Co., Inc.	2,897,331
55,706	Nestle S.A.	3,897,140
220,194	Unilever N.V.	8,564,887
		15,359,358
Food - Retail — 1.1%
114,539	Shoprite Holdings, Ltd.	1,888,771
109,776	Whole Foods Market, Inc.	6,421,896
		8,310,667
Hotels and Motels — 0.2%
898,000	Shangri-La Asia, Ltd.	1,486,690
Industrial Automation and Robotics — 1.0%
45,200	FANUC Corp.	7,455,148
Instruments - Controls — 0.8%
146,523	Sensata Technologies Holding N.V.*	5,607,435
Internet Content - Entertainment — 0.4%
108,696	Youku Tudou, Inc. (ADR)*	2,978,270
Internet Gambling — 0.3%
1,210,156	Bwin.Party Digital Entertainment PLC	2,391,791
Investment Management and Advisory Services — 1.5%
226,382	Blackstone Group L.P.	5,634,648
75,303	T. Rowe Price Group, Inc.	5,416,545
		11,051,193
Life and Health Insurance — 2.7%
2,924,600	AIA Group, Ltd.	13,744,945
347,376	Prudential PLC	6,472,041
		20,216,986
Medical - Biomedical and Genetic — 2.8%
37,317	Alexion Pharmaceuticals, Inc.*	4,334,743
45,326	Celgene Corp.*,**	6,977,031
108,492	Gilead Sciences, Inc.*	6,817,637
86,078	NPS Pharmaceuticals, Inc.*	2,738,141
		20,867,552
Medical - Drugs — 5.6%
68,387	Abbott Laboratories	2,269,765
97,583	Alkermes PLC*	3,280,740
190,282	GlaxoSmithKline PLC	4,797,245
37,993	Jazz Pharmaceuticals PLC*	3,494,216
85,905	Medivation, Inc.*	5,149,146
25,431	Roche Holding A.G.	6,860,547
137,865	Shire PLC	5,529,954
44,463	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	4,638,825
180,161	Zoetis, Inc.	5,606,610
		41,627,048
Medical - Generic Drugs — 0.5%
23,985	Actavis, Inc.	3,453,840
Medical - HMO — 0.6%
72,131	Aetna, Inc.	4,617,827
Medical Information Systems — 0.5%
33,809	athenahealth, Inc.*	3,670,305
Metal Processors and Fabricators — 0.6%
18,819	Precision Castparts Corp.	4,276,430
Multimedia — 1.4%
178,424	Twenty-First Century Fox, Inc. - Class A	5,977,204
62,931	Walt Disney Co.	4,058,420
		10,035,624
Networking Products — 0.7%
214,161	Cisco Systems, Inc.**	5,015,651
Oil - Field Services — 1.7%
26,110	Core Laboratories N.V.	4,418,073
350,831	Petrofac, Ltd.	7,978,853
		12,396,926
Oil and Gas Drilling — 0.6%
68,582	Helmerich & Payne, Inc.	4,728,729
Oil Companies - Exploration and Production — 5.0%
55,685	Anadarko Petroleum Corp.	5,178,148
171,085	Cobalt International Energy, Inc.*	4,253,173
48,417	EOG Resources, Inc.	8,196,030
160,915	Genel Energy PLC*	2,445,841
107,721	Noble Energy, Inc.**	7,218,384
852,606	Ophir Energy PLC*	4,606,816
298,828	Tullow Oil PLC	4,953,218
		36,851,610
Oil Companies - Integrated — 1.7%
83,473	Phillips 66	4,826,409
118,357	Royal Dutch Shell PLC (ADR)	7,773,688
		12,600,097
Oil Field Machinery and Equipment — 0.8%
72,620	National Oilwell Varco, Inc.	5,672,348
Oil Refining and Marketing — 0.6%
124,865	Valero Energy Corp.	4,264,140
Pharmacy Services — 1.6%
103,233	Express Scripts Holding Co.*	6,377,735
92,719	Omnicare, Inc.	5,145,904
		11,523,639
Pipelines — 1.1%
134,297	Enterprise Products Partners L.P.	8,197,489
Real Estate Management/Services — 1.5%
63,614	Jones Lang LaSalle, Inc.	5,553,502
177,000	Mitsubishi Estate Co., Ltd.	5,215,629
		10,769,131
Real Estate Operating/Development — 1.1%
140,141	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	5,241,274
4,884,000	Shun Tak Holdings, Ltd.	2,739,327
		7,980,601
REIT - Diversified — 0.9%
59,092	American Tower Corp.	4,380,490
189,014	Lexington Realty Trust	2,122,627
		6,503,117
REIT - Health Care — 0.4%
42,329	Ventas, Inc.	2,603,233
REIT - Regional Malls — 0.6%
28,247	Simon Property Group, Inc.	4,187,053
Retail - Discount — 0.5%
31,440	Costco Wholesale Corp.	3,619,373
Retail - Jewelry — 1.0%
1,481,400	Chow Tai Fook Jewellery Group, Ltd.	2,120,188
26,944	Cie Financiere Richemont S.A.	2,700,062
35,514	Tiffany & Co.	2,721,083
		7,541,333
Retail - Pet Food and Supplies — 0.4%
36,244	PetSmart, Inc.	2,763,967
Semiconductor Components/Integrated Circuits — 1.1%
466,893	Atmel Corp.*	3,473,684
1,475,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,013,783
		8,487,467
Software Tools — 0.2%
13,753	VMware, Inc. - Class A*	1,112,618
Steel - Producers — 0.6%
190,015	ThyssenKrupp A.G.	4,544,362
Steel Pipe and Tube — 0.5%
61,975	Vallourec S.A.	3,711,324
Super-Regional Banks — 0.7%
133,800	U.S. Bancorp	4,894,404
Telecommunication Services — 1.0%
153,959	Amdocs, Ltd. (U.S. Shares)	5,641,058
3,988,000	Tower Bersama Infrastructure Tbk PT	2,016,404
		7,657,462
Television — 0.5%
65,953	CBS Corp. - Class B	3,637,967
Tobacco — 2.3%
228,472	Imperial Tobacco Group PLC	8,457,954
229,400	Japan Tobacco, Inc.	8,239,540
		16,697,494
Toys — 0.8%
70,158	Mattel, Inc.	2,936,814
26,900	Nintendo Co., Ltd.	3,046,367
		5,983,181
Transactional Software — 0.3%
45,408	Solera Holdings, Inc.	2,400,721
Transportation - Marine — 1.8%
1,412	A.P. Moeller - Maersk A/S - Class B	12,948,606
Transportation - Railroad — 2.5%
131,793	Canadian Pacific Railway, Ltd.	16,263,300
23,171	Kansas City Southern	2,533,980
		18,797,280
Transportation - Services — 3.3%
207,861	Koninklijke Vopak N.V.	11,909,142
75,727	Kuehne + Nagel International A.G.	9,925,506
16,253	Panalpina Welttransport Holding A.G.	2,396,333
		24,230,981
Web Portals/Internet Service Providers — 1.2%
9,860	Google, Inc. - Class A*	8,636,473
Wireless Equipment — 1.3%
52,737	Motorola Solutions, Inc.	3,131,523
475,172	Telefonaktiebolaget L.M. Ericsson - Class B	6,324,383
		9,455,906
Total Common Stock (cost $637,959,731)		735,467,368

Right — 0%
Commercial Banks — 0%
783,435	Banco Bilbao Vizcaya Argentaria S.A. (cost $104,869)	104,916
Money Market — 0.5%
3,520,101	Janus Cash Liquidity Fund LLC, 0%£ (cost $3,520,101)	3,520,101

Total Investments (total cost $641,584,701) – 100%		$739,092,385

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$26,143,399	3.5%
China	8,180,284	1.1%
Denmark	12,948,606	1.7%
France	19,735,045	2.7%
Germany	11,153,677	1.5%
Hong Kong	23,610,946	3.2%
India	3,357,572	0.4%
Indonesia	2,016,404	0.3%
Italy	3,401,657	0.5%
Japan	49,718,581	6.7%
Netherlands	20,474,029	2.8%
Qatar	4,441,143	0.6%
Russia	5,988,019	0.8%
South Africa	1,888,771	0.2%
South Korea	5,594,473	0.8%
Spain	8,858,498	1.2%
Sweden	6,324,383	0.9%
Switzerland	32,194,654	4.4%
Taiwan	5,013,783	0.7%
Turkey	5,980,363	0.8%
United Kingdom	86,133,831	11.6%
United States††	395,934,267	53.6%
Total	$739,092,385	100.0%

††	Includes Cash Equivalents of 0.5%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Research Portfolio	$ 13,755,505

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Janus Aspen Janus Global Research Portfolio
Janus Cash Liquidity Fund LLC	141,148,122	$141,148,122	(145,689,611)	$(145,689,611)	$-	$6,924	$3,520,101

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Commercial Banks	$26,647,012	$5,988,019	$—
Internet Content - Entertainment	—	2,978,270	—
Oil Companies - Integrated	4,826,409	7,773,688	—
All Other	687,253,970	—	—
Right	—	104,916	—
Money Market	—	3,520,101	—

Total Investments in Securities	$718,727,391	$20,364,994	$—

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 97.0%
Advertising Services — 0.1%
11,599	Marin Software, Inc.	$145,567
Applications Software — 3.9%
11,858	Citrix Systems, Inc.*	837,293
19,038	Intuit, Inc.	1,262,410
36,797	RealPage, Inc.*	852,219
23,367	Red Hat, Inc.*	1,078,153
19,344	Salesforce.com, Inc.*	1,004,147
		5,034,222
Cellular Telecommunications — 0.3%
16,996	T-Mobile U.S., Inc.	441,386
Commercial Services - Finance — 2.4%
4,487	MasterCard, Inc. - Class A	3,018,764
Computer Aided Design — 2.0%
29,151	ANSYS, Inc.*	2,522,145
Computer Services — 0.9%
14,167	Cognizant Technology Solutions Corp. - Class A*	1,163,394
Computer Software — 2.5%
35,941	Blackbaud, Inc.	1,403,136
13,147	Cornerstone OnDemand, Inc.*	676,282
28,839	SS&C Technologies Holdings, Inc.*	1,098,766
		3,178,184
Computers — 8.3%
22,428	Apple, Inc.**	10,692,549
Computers - Integrated Systems — 1.5%
15,983	Jack Henry & Associates, Inc.	824,883
20,390	Teradata Corp.*	1,130,421
		1,955,304
Computers – Peripheral Equipment — 0.2%
3,057	Stratasys, Ltd.*	309,552
Consulting Services — 1.9%
4,623	Corporate Executive Board Co.	335,722
16,615	Gartner, Inc.*	996,900
16,679	Verisk Analytics, Inc. - Class A*	1,083,468
		2,416,090
Distribution/Wholesale — 0.3%
1,435	W.W. Grainger, Inc.	375,554
E-Commerce/Products — 6.4%
8,172	Amazon.com, Inc.*	2,554,894
57,615	eBay, Inc.*,**	3,214,341
5,994	MercadoLibre, Inc.	808,651
108,800	Rakuten, Inc.**	1,643,956
		8,221,842
E-Commerce/Services — 3.8%
15,798	ChannelAdvisor Corp.*	578,681
28,173	Ctrip.com International, Ltd. (ADR)*	1,646,148
1,247	Netflix, Inc.*	385,585
1,009	priceline.com, Inc.*	1,020,049
11,397	QIWI PLC (ADR)	356,270
10,693	Zillow, Inc. - Class A*	902,168
		4,888,901
Electronic Components - Miscellaneous — 3.0%
74,466	TE Connectivity, Ltd. (U.S. Shares)	3,855,850
Electronic Components – Semiconductors — 5.6%
155,404	ARM Holdings PLC**	2,480,306
40,359	Freescale Semiconductor, Ltd.*	671,977
43,000	MediaTek, Inc.	531,573
208,805	ON Semiconductor Corp.*	1,524,277
379	Samsung Electronics Co., Ltd.	482,149
33,134	Xilinx, Inc.	1,552,659
		7,242,941
Electronic Connectors — 2.8%
46,461	Amphenol Corp. - Class A	3,595,152
Electronic Design Automation — 1.3%
82,025	Cadence Design Systems, Inc.*	1,107,337
16,424	Synopsys, Inc.*	619,185
		1,726,522
Electronic Measuring Instruments — 3.1%
800	Keyence Corp.**	303,215
120,480	National Instruments Corp.	3,726,447
		4,029,662
Electronic Parts Distributors — 0.3%
84,000	WPG Holdings, Ltd.	98,870
258,975	WT Microelectronics Co., Ltd.	297,814
		396,684
Electronics - Military — 0.5%
21,338	Ultra Electronics Holdings PLC**	652,457
Enterprise Software/Services — 8.1%
16,357	Advent Software, Inc.	519,335
25,738	Apptio, Inc.§	584,113
16,015	Aveva Group PLC**	673,492
32,490	Informatica Corp.*	1,266,135
180,358	Oracle Corp.**	5,982,475
20,068	PROS Holdings, Inc.*	686,125
9,061	Workday, Inc. - Class A	733,307
		10,444,982
Entertainment Software — 0.6%
59,000	Nexon Co., Ltd.**	717,989
Finance - Credit Card — 1.8%
24,080	American Express Co.	1,818,522
9,085	Discover Financial Services	459,156
		2,277,678
Industrial Automation and Robotics — 2.2%
17,149	FANUC Corp.**	2,828,503
Instruments - Controls — 1.0%
33,926	Sensata Technologies Holding N.V.*	1,298,348
Internet Applications Software — 1.0%
24,800	Tencent Holdings, Ltd.	1,300,803
Internet Content - Entertainment — 1.3%
3,914	Shutterstock, Inc.	284,626
49,945	Youku Tudou, Inc. (ADR)*	1,368,493
		1,653,119
Internet Content - Information/News — 0.9%
2,542	LinkedIn Corp. - Class A*	625,485
7,472	Yelp, Inc.*	494,497
		1,119,982
Internet Gambling — 0.7%
442,028	Bwin.Party Digital Entertainment PLC**	873,638
Internet Infrastructure Software — 1.0%
49,875	TIBCO Software, Inc.*	1,276,301
Medical Information Systems — 1.2%
14,186	athenahealth, Inc.*	1,540,032
Medical Instruments — 0.2%
797	Intuitive Surgical, Inc.*	299,887
Multimedia — 1.6%
31,556	Twenty-First Century Fox, Inc. - Class A	1,057,126
16,132	Walt Disney Co.	1,040,353
		2,097,479
Networking Products — 1.9%
103,896	Cisco Systems, Inc.	2,433,244
Printing - Commercial — 0.6%
14,239	VistaPrint N.V. (U.S. Shares)*	804,788
Publishing - Newspapers — 0.4%
29,891	News Corp. - Class A*	480,050
REIT - Diversified — 0.8%
13,717	American Tower Corp.	1,016,841
Semiconductor Components/Integrated Circuits — 3.8%
282,297	Atmel Corp.*	2,100,289
28,373	Cypress Semiconductor Corp.	265,004
726,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,467,801
		4,833,094
Software Tools — 1.1%
16,644	VMware, Inc. - Class A*	1,346,500
Telecommunication Equipment — 0.8%
25,620	NICE Systems, Ltd. (ADR)	1,059,899
Telecommunication Services — 2.7%
76,370	Amdocs, Ltd. (U.S. Shares)	2,798,197
1,307,000	Tower Bersama Infrastructure Tbk PT	660,843
		3,459,040
Television — 0.9%
20,208	CBS Corp. - Class B	1,114,673
Toys — 0.9%
10,032	Nintendo Co., Ltd.**	1,136,103
Transactional Software — 0.8%
19,234	Solera Holdings, Inc.	1,016,902
Web Portals/Internet Service Providers — 7.9%
10,656	Google, Inc. - Class A*,**	9,333,697
21,905	Yandex N.V. - Class A*	797,780
		10,131,477
Wireless Equipment — 1.7%
159,505	Telefonaktiebolaget L.M. Ericsson - Class B	2,122,959
Total Common Stock (cost $90,858,243)		124,547,033
Purchased Option - Call — 0%
5	Netflix, Inc. expires January 2014 exercise price $275.00 (premiums paid $9,515)	25,424
Money Market — 3.8%
4,884,085	Janus Cash Liquidity Fund LLC, 0%£ (cost $4,884,085)	4,884,085
Total Investments (total cost $95,751,843) – 100.8%		129,456,542
Securities Sold Short — (0.8)%
Common Stock Sold Short — (0.8)%
Applications Software — (0.1)%
2,275	ServiceNow, Inc.	(118,186)
Computer Graphics — (0.2)%
3,445	Tableau Software, Inc. - Class A	(245,422)
Electronic Components – Semiconductors — (0.4)%
49,485	Imagination Technologies Group PLC*	(261,130)
17,608	NVIDIA Corp.	(273,981)
		(535,111)
Internet Applications Software — (0.1)%
1,976	Splunk, Inc.	(118,639)
Total Securities Sold Short (proceeds $837,691)		(1,017,358)
Total Investments and Securities Sold Short (total cost $95,428,732) – 100%		$128,439,184

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
China	$ 4,315,444	3.3%
Indonesia	660,843	0.5%
Israel	1,059,899	0.8%
Japan	6,629,766	5.1%
Russia	1,154,050	0.9%
South Korea	482,149	0.4%
Sweden	2,122,959	1.7%
Taiwan	3,396,058	2.6%
United Kingdom	4,679,893	3.6%
United States††	104,955,481	81.1%
Total	$ 129,456,542	100.0%

††	Includes Cash Equivalents of 3.8%.

Summary of Investments by Country – (Short Positions) September 30, 2013 (unaudited)
Country	Value	% of Securities Sold Short
United Kingdom	(261,130)	25.7%
United States	(756,228)	74.3%
Total	$(1,017,358)	100.0%

Forward Currency Contracts, Open September 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 10/24/13	318,000	$514,642	$(14,970)
Japanese Yen 10/24/13	156,100,000	1,588,560	(21,131)
		2,103,202	(36,101)
HSBC Securities (USA), Inc.:
British Pound 10/31/13	110,000	178,010	(4,266)
Japanese Yen 10/31/13	113,600,000	1,156,110	(13,718)
		1,334,120	(17,984)
JPMorgan Chase & Co.:
British Pound 10/10/13	125,000	202,322	(8,755)
Japanese Yen 10/10/13	83,300,000	847,625	(3,528)
		1,049,947	(12,283)
RBC Capital Markets Corp.:
British Pound 11/7/13	129,000	208,748	(420)
Japanese Yen 11/7/13	145,800,000	1,483,859	9,045
		1,692,607	8,625
Total		$6,179,876	$(57,743)

Schedule of Written Option – Put	Value
Apple, Inc. (LEAPS) expires January 2014 88 contracts exercise price $400.00 (premiums received $195,096)	$(43,329)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LEAPS	Long-Term Equity Anticipation Securities
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Technology Portfolio	$ 19,295,146

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2013)				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Aspen Global Technology Portfolio Apptio, Inc.	5/2/13	$ 584,113	$ 584,113	0.5%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2013. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus Aspen Janus Global Technology Portfolio
Janus Cash Liquidity Fund LLC	26,229,767	$26,229767	(28,923,000)	$(28,923,000)	$-	$3,184	$4,884,085

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
E-Commerce/Services	$2,886,483	$2,002,418	$-
Enterprise Software/Services	9,860,869	-	584,113
Internet Content - Entertainment	284,626	1,368,493	-
Telecommunication Equipment	-	1,059,899	-
All Other	106,500,132	-	-
Purchased Option	-	25,424	-
Money Market	-	4,884,085	-
Total Investments in Securities	$119,532,110	$9,340,319	$584,113
Investments in Securities Sold Short:
Common Stock	$(1,017,358)	$-	$-

Other Financial Instruments(a)- Assets: Forward currency contracts	$-	$9,045	$-

Other Financial Instruments(a)- Liabilities Forward currency contracts	$-	$66,788	$-
Option written, at value	-	43,329	-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen INTECH U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 96.6%
Aerospace and Defense — 1.0%
2,300	Boeing Co.	$ 270,250
400	General Dynamics Corp.	35,008
3,400	Lockheed Martin Corp.	433,670
1,900	Northrop Grumman Corp.	180,994
1,800	Raytheon Co.	138,726
300	Rockwell Collins, Inc.	20,358
		1,079,006
Agricultural Chemicals — 0.2%
300	CF Industries Holdings, Inc.	63,249
2,800	Mosaic Co.	120,456
		183,705
Apparel Manufacturers — 0.1%
700	VF Corp.	139,335
Applications Software — 0.1%
600	Citrix Systems, Inc.*	42,366
300	Intuit, Inc.	19,893
2,200	Microsoft Corp.	73,282
		135,541
Athletic Footwear — 0.2%
2,200	NIKE, Inc. - Class B	159,808
Automotive - Cars and Light Trucks — 0.3%
15,800	Ford Motor Co.	266,546
Automotive - Truck Parts and Equipment - Original — 0.1%
2,200	Delphi Automotive PLC	128,524
Beverages - Non-Alcoholic — 2.2%
10,100	Coca-Cola Co.	382,588
3,700	Dr. Pepper Snapple Group, Inc.	165,834
2,200	Monster Beverage Corp.*	114,950
21,100	PepsiCo, Inc.	1,677,450
		2,340,822
Beverages - Wine and Spirits — 0.1%
2,600	Constellation Brands, Inc. - Class A*	149,240
Broadcast Services and Programming — 0.1%
1,300	Scripps Networks Interactive, Inc. - Class A	101,543
Cable/Satellite Television — 0.5%
8,700	Cablevision Systems Corp. - Class A	146,508
3,000	Comcast Corp. - Class A	135,450
2,400	Time Warner Cable, Inc.	267,840
		549,798
Chemicals - Diversified — 0.4%
2,300	E.I. du Pont de Nemours & Co.	134,688
2,900	FMC Corp.	207,988
200	PPG Industries, Inc.	33,412
		376,088
Chemicals - Specialty — 0.2%
300	Ecolab, Inc.	29,628
2,400	Sigma-Aldrich Corp.	204,720
		234,348
Coal — 0%
500	CONSOL Energy, Inc.	16,825
1,800	Peabody Energy Corp.	31,050
		47,875
Coatings and Paint Products — 1.8%
10,500	Sherwin-Williams Co.	1,912,890
Commercial Banks — 0.5%
3,400	BB&T Corp.	114,750
2,100	M&T Bank Corp.	235,032
8,000	Regions Financial Corp.	74,080
2,700	Zions Bancorp	74,034
		497,896
Commercial Services — 0.1%
1,000	Cintas Corp.	51,200
Commercial Services - Finance — 0.4%
800	Automatic Data Processing, Inc.	57,904
1,000	Equifax, Inc.	59,850
3,300	H&R Block, Inc.	87,978
2,200	McGraw Hill Financial, Inc.	144,298
700	Total System Services, Inc.	20,594
4,900	Western Union Co.	91,434
		462,058
Computer Services — 0.5%
3,700	Cognizant Technology Solutions Corp. - Class A*	303,844
300	Computer Sciences Corp.	15,522
1,000	International Business Machines Corp.	185,180
		504,546
Computers — 1.1%
2,000	Apple, Inc.	953,500
18,200	Dell, Inc.	250,614
		1,204,114
Computers - Memory Devices — 0.3%
7,100	EMC Corp.	181,476
3,000	NetApp, Inc.	127,860
		309,336
Consumer Products - Miscellaneous — 6.4%
30,600	Clorox Co.	2,500,632
45,900	Kimberly-Clark Corp.	4,324,698
		6,825,330
Containers - Paper and Plastic — 0%
1,000	Bemis Co., Inc.	39,010
Cosmetics and Toiletries — 4.8%
15,500	Colgate-Palmolive Co.	919,150
55,900	Procter & Gamble Co.	4,225,481
		5,144,631
Data Processing and Management — 0.4%
2,900	Dun & Bradstreet Corp.	301,165
2,400	Fidelity National Information Services, Inc.	111,456
		412,621
Dental Supplies and Equipment — 0.1%
700	DENTSPLY International, Inc.	30,387
1,800	Patterson Cos., Inc.	72,360
		102,747
Diagnostic Equipment — 0.3%
4,000	Life Technologies Corp.*	299,320
Dialysis Centers — 1.0%
19,200	DaVita HealthCare Partners, Inc.*	1,092,480
Disposable Medical Products — 0.5%
4,600	C.R. Bard, Inc.	529,920
Distribution/Wholesale — 0.5%
9,100	Fastenal Co.	457,275
200	W.W. Grainger, Inc.	52,342
		509,617
Diversified Operations — 0.3%
1,900	Dover Corp.	170,677
200	Eaton Corp. PLC	13,768
2,600	General Electric Co.	62,114
300	Illinois Tool Works, Inc.	22,881
		269,440
Electric - Integrated — 10.0%
1,900	American Electric Power Co., Inc.	82,365
44,000	Consolidated Edison, Inc.	2,426,160
6,200	Dominion Resources, Inc.	387,376
2,500	Duke Energy Corp.	166,950
4,100	Entergy Corp.	259,079
2,600	NextEra Energy, Inc.	208,416
600	Pepco Holdings, Inc.	11,076
9,000	PG&E Corp.	368,280
18,500	PPL Corp.	562,030
2,100	Public Service Enterprise Group, Inc.	69,153
700	SCANA Corp.	32,228
129,100	Southern Co.	5,316,338
1,000	TECO Energy, Inc.	16,540
3,700	Wisconsin Energy Corp.	149,406
21,600	Xcel Energy, Inc.	596,376
		10,651,773
Electronic Components - Miscellaneous — 0.1%
5,000	Jabil Circuit, Inc.	108,400
Electronic Components – Semiconductors — 0.8%
1,700	Altera Corp.	63,172
1,800	Broadcom Corp. - Class A	46,818
6,100	First Solar, Inc.*	245,281
5,900	Intel Corp.	135,228
11,900	Micron Technology, Inc.*	207,893
3,000	NVIDIA Corp.	46,680
3,100	Xilinx, Inc.	145,266
		890,338
Electronic Forms — 0%
600	Adobe Systems, Inc.*	31,164
Electronic Measuring Instruments — 0.1%
3,900	FLIR Systems, Inc.	122,460
Electronics - Military — 0.1%
1,500	L-3 Communications Holdings, Inc.	141,750
Engineering - Research and Development Services — 0%
200	Jacobs Engineering Group, Inc.*	11,636
Enterprise Software/Services — 0%
1,000	CA, Inc.	29,670
Entertainment Software — 0.1%
3,300	Electronic Arts, Inc.*	84,315
Fiduciary Banks — 0.2%
3,300	State Street Corp.	216,975
Finance - Consumer Loans — 0.2%
9,700	SLM Corp.	241,530
Finance - Credit Card — 0.3%
2,300	American Express Co.	173,696
900	Visa, Inc. - Class A	171,990
		345,686
Finance - Investment Bankers/Brokers — 0.2%
6,900	Charles Schwab Corp.	145,866
3,200	E*TRADE Financial Corp.*	52,800
		198,666
Finance - Other Services — 0.2%
2,400	CME Group, Inc.	177,312
600	NYSE Euronext	25,188
		202,500
Food - Confectionary — 2.2%
17,800	Hershey Co.	1,646,500
6,800	J.M. Smucker Co.	714,272
		2,360,772
Food - Meat Products — 0.6%
14,800	Hormel Foods Corp.	623,376
1,700	Tyson Foods, Inc. - Class A	48,076
		671,452
Food - Miscellaneous/Diversified — 13.0%
8,500	Campbell Soup Co.	346,035
62,900	ConAgra Foods, Inc.	1,908,386
103,000	General Mills, Inc.	4,935,760
71,600	Kellogg Co.	4,205,068
4,700	Kraft Foods Group, Inc.	246,468
28,600	McCormick & Co., Inc.	1,850,420
11,300	Mondelez International, Inc. - Class A	355,046
		13,847,183
Food - Retail — 0.4%
8,500	Kroger Co.	342,890
1,200	Safeway, Inc.	38,388
		381,278
Food - Wholesale/Distribution — 0.5%
17,800	Sysco Corp.	566,574
Gas - Distribution — 0.1%
1,400	Sempra Energy	119,840
Gas - Transportation — 0.1%
2,200	AGL Resources, Inc.	101,266
Gold Mining — 0.8%
28,800	Newmont Mining Corp.	809,280
Industrial Automation and Robotics — 0%
400	Rockwell Automation, Inc.	42,776
Industrial Gases — 0.9%
2,500	Air Products & Chemicals, Inc.	266,425
2,400	Airgas, Inc.	254,520
3,200	Praxair, Inc.	384,672
		905,617
Instruments - Scientific — 0.3%
1,100	PerkinElmer, Inc.	41,525
2,600	Thermo Fisher Scientific, Inc.	239,590
		281,115
Insurance Brokers — 0.3%
3,500	Aon PLC	260,540
900	Marsh & McLennan Cos., Inc.	39,195
		299,735
Internet Security — 0.2%
4,000	VeriSign, Inc.	203,560
Life and Health Insurance — 0.5%
7,700	AFLAC, Inc.	477,323
500	Prudential Financial, Inc.	38,990
400	Torchmark Corp.	28,940
		545,253
Machinery - Farm — 0.2%
2,900	Deere & Co.	236,031
Machinery - General Industrial — 0.1%
500	Roper Industries, Inc.	66,435
Machinery - Pumps — 0.1%
2,100	Flowserve Corp.	131,019
Medical - Biomedical and Genetic — 0.3%
3,100	Amgen, Inc.	347,014
Medical - Drugs — 4.5%
11,100	Abbott Laboratories	368,409
5,500	AbbVie, Inc.	246,015
5,400	Bristol-Myers Squibb Co.	249,912
2,400	Eli Lilly & Co.	120,792
38,100	Johnson & Johnson	3,302,889
8,000	Merck & Co., Inc.	380,880
6,200	Pfizer, Inc.	178,002
		4,846,899
Medical - Generic Drugs — 0.8%
3,000	Actavis, Inc.	432,000
9,000	Mylan, Inc.*	343,530
400	Perrigo Co.	49,352
		824,882
Medical - HMO — 2.4%
12,164	Aetna, Inc.	778,740
5,800	Cigna Corp.	445,788
7,300	Humana, Inc.	681,309
7,500	UnitedHealth Group, Inc.	537,075
1,600	WellPoint, Inc.	133,776
		2,576,688
Medical - Wholesale Drug Distributors — 0.3%
2,000	AmerisourceBergen Corp.	122,200
800	Cardinal Health, Inc.	41,720
1,200	McKesson Corp.	153,960
		317,880
Medical Instruments — 0.8%
3,200	Edwards Lifesciences Corp.*	222,816
1,600	Intuitive Surgical, Inc.*	602,032
		824,848
Medical Labs and Testing Services — 1.5%
11,300	Laboratory Corp. of America Holdings*	1,120,282
6,900	Quest Diagnostics, Inc.	426,351
		1,546,633
Medical Products — 1.6%
7,800	Baxter International, Inc.	512,382
9,700	Becton, Dickinson and Co.	970,194
4,600	CareFusion Corp.*	169,740
		1,652,316
Metal - Iron — 0.1%
7,400	Cliffs Natural Resources, Inc.	151,700
Metal Processors and Fabricators — 0.2%
800	Precision Castparts Corp.	181,792
Multi-Line Insurance — 0.5%
900	Assurant, Inc.	48,690
8,700	Cincinnati Financial Corp.	410,292
1,100	Loews Corp.	51,414
700	MetLife, Inc.	32,865
		543,261
Multimedia — 0.1%
1,100	Time Warner, Inc.	72,391
Networking Products — 0.1%
3,200	Cisco Systems, Inc.	74,944
Non-Hazardous Waste Disposal — 0.3%
4,200	Republic Services, Inc.	140,112
3,700	Waste Management, Inc.	152,588
		292,700
Office Supplies and Forms — 0%
400	Avery Dennison Corp.	17,408
Oil and Gas Drilling — 0%
1,500	Nabors Industries, Ltd.	24,090
Oil Companies - Exploration and Production — 0.6%
600	Apache Corp.	51,084
5,400	Cabot Oil & Gas Corp.	201,528
1,400	Chesapeake Energy Corp.	36,232
700	ConocoPhillips	48,657
1,500	EQT Corp.	133,080
1,300	Occidental Petroleum Corp.	121,602
700	QEP Resources, Inc.	19,383
300	Range Resources Corp.	22,767
		634,333
Oil Companies - Integrated — 0.1%
400	Chevron Corp.	48,600
800	Exxon Mobil Corp.	68,832
		117,432
Paper and Related Products — 0.1%
1,800	MeadWestvaco Corp.	69,084
Pharmacy Services — 0.1%
2,200	Express Scripts Holding Co.*	135,916
Property and Casualty Insurance — 0.2%
9,600	Progressive Corp.	261,408
Publishing - Newspapers — 0.1%
2,600	News Corp. - Class A*	41,756
100	Washington Post Co. - Class B	61,135
		102,891
Publishing - Periodicals — 0.1%
1,800	Nielsen Holdings N.V.	65,610
Reinsurance — 0%
300	Berkshire Hathaway, Inc. - Class B*	34,053
REIT - Apartments — 0.3%
2,500	Apartment Investment & Management Co. - Class A	69,850
1,200	AvalonBay Communities, Inc.	152,508
2,600	Equity Residential	139,282
		361,640
REIT - Storage — 0.4%
2,500	Public Storage	401,375
Retail - Apparel and Shoe — 0.3%
800	Coach, Inc.	43,624
3,100	L Brands, Inc.	189,410
1,600	Ross Stores, Inc.	116,480
		349,514
Retail - Auto Parts — 4.6%
8,000	AutoZone, Inc.*	3,381,840
11,900	O'Reilly Automotive, Inc.*	1,518,321
		4,900,161
Retail - Automobile — 0%
800	AutoNation, Inc.*	41,736
Retail - Building Products — 0.8%
8,800	Home Depot, Inc.	667,480
3,900	Lowe's Cos., Inc.	185,679
		853,159
Retail - Computer Equipment — 0.1%
1,100	GameStop Corp. - Class A	54,615
Retail - Consumer Electronics — 0%
800	Best Buy Co., Inc.	30,000
Retail - Discount — 3.5%
500	Costco Wholesale Corp.	57,560
300	Dollar General Corp.*	16,938
400	Dollar Tree, Inc.*	22,864
3,000	Family Dollar Stores, Inc.	216,060
15,100	Target Corp.	966,098
33,500	Wal-Mart Stores, Inc.	2,477,660
		3,757,180
Retail - Drug Store — 0.1%
2,600	CVS Caremark Corp.	147,550
Retail - Major Department Stores — 0.6%
17,200	JC Penney Co., Inc.*	151,704
8,500	TJX Cos., Inc.	479,315
		631,019
Retail - Pet Food and Supplies — 0.1%
1,100	PetSmart, Inc.	83,886
Retail - Regional Department Stores — 0.1%
1,700	Kohl's Corp.	87,975
Retail - Restaurants — 1.9%
100	Chipotle Mexican Grill, Inc.*	42,870
16,400	McDonald's Corp.	1,577,844
300	Starbucks Corp.	23,091
4,700	Yum! Brands, Inc.	335,533
		1,979,338
Rubber - Tires — 0%
1,400	Goodyear Tire & Rubber Co.	31,430
Savings/Loan/Thrifts — 0.2%
6,100	Hudson City Bancorp, Inc.	55,205
9,800	People's United Financial, Inc.	140,924
		196,129
Security Services — 0.5%
13,200	ADT Corp.	536,712
Semiconductor Components/Integrated Circuits — 0%
500	QUALCOMM, Inc.	33,680
Semiconductor Equipment — 0%
1,600	Applied Materials, Inc.	28,064
200	KLA-Tencor Corp.	12,170
200	Lam Research Corp.*	10,238
		50,472
Steel - Producers — 0%
900	United States Steel Corp.	18,531
Super-Regional Banks — 0.8%
300	Capital One Financial Corp.	20,622
3,200	Comerica, Inc.	125,792
8,500	Huntington Bancshares, Inc.	70,210
8,700	KeyCorp	99,180
1,100	PNC Financial Services Group, Inc.	79,695
800	SunTrust Banks, Inc.	25,936
6,200	U.S. Bancorp	226,796
4,500	Wells Fargo & Co.	185,940
		834,171
Telecommunication Equipment — 0.9%
11,200	Harris Corp.	664,160
12,900	Juniper Networks, Inc.*	256,194
		920,354
Telecommunication Equipment - Fiber Optics — 0%
2,000	JDS Uniphase Corp.*	29,420
Telephone - Integrated — 1.0%
7,700	AT&T, Inc.	260,414
16,200	CenturyLink, Inc.	508,356
6,700	Verizon Communications, Inc.	312,622
		1,081,392
Tobacco — 7.3%
117,500	Altria Group, Inc.	4,036,125
54,500	Lorillard, Inc.	2,440,510
25,900	Reynolds American, Inc.	1,263,402
		7,740,037
Tools - Hand Held — 0%
500	Snap-on, Inc.	49,750
Transportation - Services — 0.1%
300	C.H. Robinson Worldwide, Inc.	17,868
500	Expeditors International of Washington, Inc.	22,030
500	United Parcel Service, Inc. - Class B	45,685
		85,583
Vitamins and Nutrition Products — 0.3%
4,400	Mead Johnson Nutrition Co.	326,744
Web Portals/Internet Service Providers — 0.5%
200	Google, Inc. - Class A*	175,182
10,400	Yahoo!, Inc.*	344,864
		520,046
Wireless Equipment — 0.3%
2,900	Crown Castle International Corp.*	211,787
2,600	Motorola Solutions, Inc.	154,388
		366,175
Total Common Stock (cost $101,027,494)		103,121,331
Money Market — 3.4%
3,654,293	Janus Cash Liquidity Fund LLC, 0%£ (cost $3,654,293)	3,654,293
Total Investments (total cost $104,681,787) – 100%		$ 106,775,624

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
United States††	$106,775,624	100.0%
Total	$106,775,624	100.0%

††	Includes Cash Equivalents of 3.4%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
*	Non-income producing security.
£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Janus Aspen INTECH U.S. Low Volatility Portfolio
Janus Cash Liquidity Fund LLC	60,351,570	$ 60,351,570	(57,205,582)	$(57,205,582)	$-	$1,675	$ 3,654,293

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013 )

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:

Common Stock	$ 103,121,331	$ —	$ —

Money Market	—	3,654,293	—

Total Investments in Securities	$ 103,121,331	$ 3,654,293	$ —

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 99.3%
Agricultural Chemicals — 1.7%
93,761	Monsanto Co.	$9,785,836
Apparel Manufacturers — 0.5%
105,430	Burberry Group PLC**	2,788,576
Applications Software — 1.8%
159,203	Intuit, Inc.	10,556,751
Athletic Footwear — 1.6%
129,199	NIKE, Inc. - Class B	9,385,015
Beverages - Wine and Spirits — 2.8%
166,053	Diageo PLC**	5,281,721
85,434	Pernod-Ricard S.A.**	10,607,887
		15,889,608
Brewery — 1.9%
211,146	SABMiller PLC**	10,743,913
Commercial Services - Finance — 1.7%
14,185	MasterCard, Inc. - Class A	9,543,384
Computer Aided Design — 0.8%
52,351	ANSYS, Inc.*	4,529,409
Computers — 5.0%
59,475	Apple, Inc.**	28,354,706
Computers - Integrated Systems — 1.1%
111,251	Teradata Corp.*	6,167,755
Consulting Services — 1.2%
103,808	Verisk Analytics, Inc. - Class A*	6,743,368
Containers - Metal and Glass — 1.4%
180,823	Ball Corp.	8,115,336
Cosmetics and Toiletries — 1.3%
126,219	Colgate-Palmolive Co.	7,484,787
Distribution/Wholesale — 2.3%
35,130	Fastenal Co.	1,765,283
42,554	W.W. Grainger, Inc.	11,136,807
		12,902,090
Diversified Operations — 2.1%
57,200	Colfax Corp.*	3,231,228
129,247	Danaher Corp.	8,959,402
		12,190,630
E-Commerce/Products — 0.9%
95,235	eBay, Inc.*	5,313,161
E-Commerce/Services — 0.5%
2,701	priceline.com, Inc.*	2,730,576
Electric – Transmission — 0.8%
120,316	Brookfield Infrastructure Partners L.P.	4,574,414
Electronic Components - Miscellaneous — 1.4%
157,671	TE Connectivity, Ltd. (U.S. Shares)	8,164,204
Electronic Components – Semiconductors — 1.0%
242,075	ARM Holdings PLC**	3,863,608
229,600	ON Semiconductor Corp.*	1,676,080
		5,539,688
Electronic Connectors — 1.4%
104,214	Amphenol Corp. - Class A	8,064,079
Electronic Design Automation — 1.1%
469,890	Cadence Design Systems, Inc.*	6,343,515
Electronic Security Devices — 1.1%
177,465	Tyco International, Ltd. (U.S. Shares)	6,207,726
Enterprise Software/Services — 1.7%
162,083	Informatica Corp.*	6,316,375
96,096	Oracle Corp.**	3,187,504
		9,503,879
Finance - Credit Card — 1.5%
45,971	Visa, Inc. - Class A	8,785,058
Food - Confectionary — 0.3%
16,130	Hershey Co.	1,492,025
Food - Miscellaneous/Diversified — 1.1%
166,232	Unilever N.V.**	6,465,927
Food - Retail — 1.6%
154,380	Whole Foods Market, Inc.	9,031,230
Industrial Automation and Robotics — 1.0%
35,300	FANUC Corp.**	5,822,273
Instruments - Controls — 2.1%
308,989	Sensata Technologies Holding N.V.*	11,825,009
Investment Management and Advisory Services — 0.7%
53,189	T. Rowe Price Group, Inc.	3,825,885
Life and Health Insurance — 0.5%
662,000	AIA Group, Ltd.	3,111,247
Medical - Biomedical and Genetic — 5.5%
39,172	Alexion Pharmaceuticals, Inc.*	4,550,220
76,156	Celgene Corp.*	11,722,693
242,617	Gilead Sciences, Inc.*	15,246,052
		31,518,965
Medical - Drugs — 4.9%
238,828	AbbVie, Inc.	10,682,777
71,378	Medivation, Inc.*	4,278,397
22,915	Shire PLC (ADR)**	2,747,279
47,905	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	4,997,929
166,720	Zoetis, Inc.	5,188,326
		27,894,708
Medical - Generic Drugs — 1.6%
72,060	Perrigo Co.	8,890,763
Medical - HMO — 0.6%
51,479	Aetna, Inc.	3,295,686
Medical Information Systems — 0.3%
17,878	athenahealth, Inc.*	1,940,836
Metal Processors and Fabricators — 2.0%
50,350	Precision Castparts Corp.	11,441,534
Multimedia — 2.4%
285,277	Twenty-First Century Fox, Inc. - Class A	9,556,779
66,544	Walt Disney Co.	4,291,423
		13,848,202
Networking Products — 0.6%
142,072	Cisco Systems, Inc.	3,327,326
Oil and Gas Drilling — 0.7%
55,440	Helmerich & Payne, Inc.	3,822,588
Oil Companies - Exploration and Production — 1.9%
27,677	EOG Resources, Inc.	4,685,162
89,657	Noble Energy, Inc.	6,007,916
		10,693,078
Oil Field Machinery and Equipment — 0.8%
71,192	Dresser-Rand Group, Inc.*	4,442,381
Pharmacy Services — 1.6%
143,427	Express Scripts Holding Co.*	8,860,920
Pipelines — 1.5%
139,932	Enterprise Products Partners L.P.	8,541,449
Real Estate Management/Services — 0.8%
4,423,715	Colony American Homes Holdings III L.P. - Private Placement§	4,423,715
Recreational Vehicles — 0.5%
23,307	Polaris Industries, Inc.	3,010,798
REIT - Diversified — 0.7%
55,994	American Tower Corp.	4,150,835
REIT - Health Care — 0.5%
43,191	Ventas, Inc.	2,656,247
REIT - Regional Malls — 0.5%
20,786	Simon Property Group, Inc.	3,081,109
Retail - Apparel and Shoe — 2.9%
271,444	L Brands, Inc.	16,585,228
Retail - Auto Parts — 2.3%
30,975	AutoZone, Inc.*	13,094,062
Retail - Discount — 1.3%
62,144	Costco Wholesale Corp.	7,154,017
Retail - Major Department Stores — 1.6%
166,858	TJX Cos., Inc.	9,409,123
Retail - Miscellaneous/Diversified — 0.6%
139,806	Sally Beauty Holdings, Inc.*	3,657,325
Retail - Perfume and Cosmetics — 0.8%
39,807	Ulta Salon, Cosmetics & Fragrance, Inc.	4,755,344
Retail - Pet Food and Supplies — 0.7%
51,569	PetSmart, Inc.	3,932,652
Retail - Restaurants — 1.6%
54,756	Dunkin' Brands Group, Inc.	2,478,256
88,336	Starbucks Corp.	6,799,222
		9,277,478
Semiconductor Components/Integrated Circuits — 1.2%
353,978	Atmel Corp.*	2,633,596
1,156,942	Taiwan Semiconductor Manufacturing Co., Ltd.	3,932,648
		6,566,244
Software Tools — 0.9%
61,122	VMware, Inc. - Class A*	4,944,770
Telecommunication Services — 0.8%
123,237	Amdocs, Ltd. (U.S. Shares)	4,515,404
Television — 0.7%
75,682	CBS Corp. - Class B	4,174,619
Toys — 0.8%
109,776	Mattel, Inc.	4,595,223
Transportation - Railroad — 3.9%
99,409	Canadian Pacific Railway, Ltd. (U.S. Shares)	12,257,130
63,844	Union Pacific Corp.	9,917,527
		22,174,657
Web Portals/Internet Service Providers — 4.2%
27,123	Google, Inc. - Class A*,**	23,757,307
Wireless Equipment — 1.7%
123,434	Motorola Solutions, Inc.	7,329,511
186,922	Telefonaktiebolaget L.M. Ericsson - Class B	2,487,870
		9,817,381
Total Common Stock (cost $413,029,839)		566,233,034
Purchased Options - Calls — 0.1%
927	Oracle Corp. expires March 2014 exercise price $35.00	99,041
1,715	Oracle Corp. expires March 2014 exercise price $34.00	252,228
Total Purchased Options - Calls (premiums paid $447,658)		351,269
Purchased Option - Put — 0%
761	SPDR S&P 500® Trust (ETF) expires November 2013 exercise price $167.00 (premiums paid $166,659)	227,151
Money Market — 0.6%
3,398,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $3,398,000)	3,398,000
Total Investments (total cost $417,042,156) – 100%		$570,209,454

Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$17,255,059	3.0%
France	10,607,887	1.9%
Hong Kong	3,111,247	0.6%
Japan	5,822,273	1.0%
Netherlands	6,465,927	1.1%
Sweden	2,487,870	0.4%
Taiwan	3,932,648	0.7%
United Kingdom	25,425,097	4.5%
United States††	495,101,446	86.8%
Total	$570,209,454	100.0%

††	Includes Cash Equivalents of 0.6%.

Forward Currency Contracts, Open September 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 10/24/13	2,140,000	$3,463,312	$(132,166)
Euro 10/24/13	2,200,000	2,976,107	(89,707)
Japanese Yen 10/24/13	120,600,000	1,227,293	(18,215)
		7,666,712	(240,088)
HSBC Securities (USA), Inc.:
British Pound 10/31/13	2,925,000	4,733,441	(113,448)
Euro 10/31/13	3,190,000	4,315,428	(73,909)
Japanese Yen 10/31/13	191,800,000	1,951,953	(23,162)
		11,000,822	(210,519)
JPMorgan Chase & Co.:
British Pound 10/10/13	3,040,000	4,920,482	(212,920)
Euro 10/10/13	2,650,000	3,584,735	(75,804)
Japanese Yen 10/10/13	122,000,000	1,241,420	(188)
		9,746,637	(288,912)
RBC Capital Markets Corp.:
British Pound 11/7/13	3,780,000	6,116,811	(12,300)
Euro 11/7/13	1,920,000	2,597,418	4,566
Japanese Yen 11/7/13	125,000,000	1,272,170	7,755
		9,986,399	21
Total		$38,400,570	$(739,498)

Schedule of Written Options – Puts	Value
Oracle Corp. expires March 2014 1,715 contracts exercise price $31.00	$(210,237)
Oracle Corp. expires March 2014 927 contracts exercise price $28.00	(52,773)
Total Schedule of Written Options - Puts (premiums received $239,449)	$(263,010)

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Portfolio	Aggregate Value
Janus Aspen Janus Portfolio	$ 83,992,643

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2013)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Aspen Janus Portfolio Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$ 4,429,260	$ 4,423,715	0.8%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2013. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Janus Aspen Janus Portfolio
Janus Cash Liquidity Fund LLC	98,420,133	$98,420,133	(119,077,279)	$(119,077,279)	$-	$9,346	$3,398,000

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Medical - Drugs	$25,147,429	$2,747,279	$-
Real Estate Management/Services	-	-	4,423,715
All Other	533,914,611	-	-
Purchased Options	-	578,420	-
Money Market	-	3,398,000	-
Total Investments in Securities	$559,062,040	$6,723,699	$4,423,715

Other Financial Instruments(a) – Assets: Forward currency contracts	$-	$12,321	$-

Other Financial Instruments(a) – Liabilities: Options written, at value Forward currency contracts	$- -	$263,010 751,819	$- -

(a)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.2%
Agricultural Operations — 0.1%
46,586,847	Chaoda Modern Agriculture Holdings, Ltd.ß	$ 1,201,358
Airlines — 8.3%
2,262,010	Delta Air Lines, Inc.**	53,360,816
1,952,052	United Continental Holdings, Inc.*,**	59,947,517
		113,308,333
Apparel Manufacturers — 0.7%
354,516	Burberry Group PLC	9,376,787
Automotive - Cars and Light Trucks — 2.2%
1,407,800	Nissan Motor Co., Ltd.**	14,095,189
173,138	Renault S.A.	13,801,670
1,129,300	SAIC Motor Corp., Ltd.ß	2,495,823
		30,392,682
Building - Residential and Commercial — 2.0%
7,500	Hajime Construction Co., Ltd.**	483,822
6,586,500	MRV Engenharia e Participacoes S.A.	27,079,617
		27,563,439
Building and Construction - Miscellaneous — 0.3%
596,841	UGL, Ltd.	4,625,941
Building and Construction Products - Miscellaneous — 0.6%
9,553,400	Louis XIII Holdings, Ltd.	8,499,357
Casino Services — 0.1%
6,566,400	Melco Crown Philippines Resorts Corp.*	1,659,134
Commercial Banks — 4.0%
932,963	Axis Bank, Ltd.	15,020,555
1,637,655	Punjab National Bank	12,071,820
775,263	State Bank of India	19,999,556
1,124,139	Turkiye Halk Bankasi A/S	8,237,897
		55,329,828
Distribution/Wholesale — 7.9%
4,383,510	Adani Enterprises, Ltd.	9,855,895
68,129,940	Li & Fung, Ltd.	99,089,150
		108,945,045
Diversified Banking Institutions — 3.0%
589,159	Deutsche Bank A.G.	27,048,747
277,440	Societe Generale S.A.	13,822,086
		40,870,833
Diversified Operations — 2.0%
8,931,465	Melco International Development, Ltd.	23,953,282
302,885	Orascom Development Holding A.G.	2,948,112
		26,901,394
Diversified Operations - Commercial Services — 2.2%
18,303,333	John Keells Holdings PLC	30,251,149
E-Commerce/Products — 3.0%
2,733,600	Rakuten, Inc.**	41,304,396
E-Commerce/Services — 3.2%
605,955	Ctrip.com International, Ltd. (ADR)*	35,405,951
253,012	QIWI PLC (ADR)	7,909,155
		43,315,106
Electric Products - Miscellaneous — 0.9%
1,242,927	Havells India, Ltd.	12,624,842
Electronic Components - Semiconductors — 3.7%
2,884,056	ARM Holdings PLC	46,030,613
581,300	Sumco Corp.**	4,714,043
		50,744,656
Entertainment Software — 1.8%
1,999,200	Nexon Co., Ltd.**	24,328,889
Finance - Other Services — 1.6%
967,000	Japan Exchange Group, Inc.**	21,380,657
Food - Retail — 0.9%
712,669	X5 Retail Group N.V. (GDR)	11,801,799
Hotels and Motels — 2.0%
16,913,835	Shangri-La Asia, Ltd.	28,001,810
Independent Power Producer — 0.3%
7,057,844	Adani Power, Ltd.*	3,636,030
Industrial Automation and Robotics — 1.1%
91,400	FANUC Corp.**	15,075,234
Internet Content - Entertainment — 2.3%
1,138,888	Youku Tudou, Inc. (ADR)*	31,205,531
Medical - Drugs — 5.5%
9,752,300	Genomma Lab Internacional S.A.B. de C.V. - Class B*	22,265,933
516,670	Jazz Pharmaceuticals PLC*	47,518,140
434,317	Strides Arcolab, Ltd.	5,970,471
		75,754,544
Metal - Diversified — 1.3%
2,890,860	Hindustan Zinc, Ltd.	6,167,322
2,586,335	Turquoise Hill Resources, Ltd.*	11,426,181
		17,593,503
Metal - Iron — 2.8%
8,619,229	Fortescue Metals Group, Ltd.	38,185,847
Oil Companies - Exploration and Production — 6.1%
1,118,325	Africa Oil Corp.*	8,882,317
791,924	Athabasca Oil Corp.*	6,036,123
1,218,001	Cobalt International Energy, Inc.*	30,279,505
1,343,952	Karoon Gas Australia, Ltd.*	6,442,987
959,383	Niko Resources, Ltd.*	3,521,185
5,191,189	Ophir Energy PLC*	28,049,126
		83,211,243
Oil Companies - Integrated — 6.5%
1,402,881	Pacific Rubiales Energy Corp.	27,706,185
3,954,905	Petroleo Brasileiro S.A. (ADR)**	61,261,478
		88,967,663
Oil Refining and Marketing — 4.9%
5,114,549	Reliance Industries, Ltd.	67,191,775
Property and Casualty Insurance — 1.0%
2,756,534	Reliance Capital, Ltd.	13,881,747
Real Estate Management/Services — 0.6%
351,200	Arnest One Corp.**	8,254,701
Real Estate Operating/Development — 5.5%
12,635,525	DLF, Ltd.	25,846,310
5,189,673	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,015,155
86,676,732	Evergrande Real Estate Group, Ltd.	36,209,834
5,510,620	PDG Realty S.A. Empreendimentos e Participacoes	6,117,937
		75,189,236
REIT - Hotels — 0.2%
1,957,000	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	3,194,077
Steel Pipe and Tube — 1.0%
220,253	Vallourec S.A.	13,189,677
Sugar — 0%
1,995,619	Bajaj Hindusthan, Ltd.	390,516
317,900	Bajaj Hindusthan, Ltd. (GDR) (144A)	62,213
		452,729
Television — 0.2%
114,700	Fuji Media Holdings, Inc.**	2,518,545
Toys — 3.5%
430,100	Nintendo Co., Ltd.**	48,707,906
Transportation - Railroad — 0.5%
499,327	Globaltrans Investment PLC (GDR)	7,240,241
Transportation - Services — 0.6%
61,164	Panalpina Welttransport Holding A.G.	9,017,986
Wireless Equipment — 4.8%
4,913,195	Telefonaktiebolaget L.M. Ericsson - Class B**	65,393,012
Total Common Stock (cost $1,416,565,310)		1,360,288,662
Money Market — 0.8%
10,342,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $10,342,000)	10,342,000
Total Investments (total cost $1,426,907,310) – 100%		$ 1,370,630,662

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$49,254,775	3.6%
Brazil	94,459,032	6.9%
Canada	57,571,991	4.2%
China	106,518,497	7.8%
France	40,813,433	3.0%
Germany	27,048,747	2.0%
Hong Kong	159,543,599	11.6%
India	192,719,052	14.0%
Japan	180,863,382	13.2%
Mexico	25,460,010	1.8%
Philippines	1,659,134	0.1%
Russia	26,951,195	2.0%
Sri Lanka	30,251,149	2.2%
Sweden	65,393,012	4.8%
Switzerland	11,966,098	0.9%
Turkey	15,253,052	1.1%
United Kingdom	83,456,526	6.1%
United States††	201,447,978	14.7%
Total	$1,370,630,662	100.0%

†† Includes Cash Equivalents of 0.8%.

Forward Currency Contracts, Open
September 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 10/24/13	5,025,000,000	$51,137,194	$(720,820)
HSBC Securities (USA), Inc.: Japanese Yen 10/31/13	4,755,000,000	48,391,754	(574,215)
JPMorgan Chase & Co.: Japanese Yen 10/10/13	6,181,000,000	62,895,212	(84,929)
RBC Capital Markets Corp.: Japanese Yen 11/7/13	4,840,000,000	49,258,407	300,275
Total		$211,682,567	$(1,079,689)

Total Return Swaps outstanding at September 30, 2013 (unaudited)

Counterparty	Notional Amount	Return Paid by the Portfolio	Return Received by the Portfolio	Termination Date	Unrealized Depreciation
Credit Suisse International	$ 14,407,174	1 month USD LIBOR plus 75 basis points	Moscow Exchange MICEX	8/22/14	$ (1,127,412)
Morgan Stanley & Co. International PLC	6,390,378,004 JPY	1 day JPY call rate plus 50 basis points	Custom Japanese Basket	12/30/14	(300,334)
Morgan Stanley & Co. International PLC	$ 22,769,348	1 month USD LIBOR plus 85 basis points	Sberbank	1/20/15	(250,067)
UBS A.G.	25,406,180	1 month USD LIBOR plus 95 basis points	Sberbank	9/16/14	(279,026)
Total					$ (1,956,839)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Overseas Portfolio	$ 62,213	0.0%

*	Non-income producing security.
**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Portfolio	Aggregate Value
Janus Aspen Overseas Portfolio	$ 398,987,030

β	Security is illiquid.
£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Janus Aspen Overseas Portfolio
Janus Cash Liquidity Fund LLC	315,294,308	$315,294,308	(307,523,308)	$(307,523,308)	$-	$8,320	$10,342,000

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Operations	$—	$—	$1,201,358
E-Commerce/Services	—	43,315,106	—
Food - Retail	—	11,801,799	—
Internet Content - Entertainment	—	31,205,531	—
Oil Companies - Integrated	27,706,185	61,261,478	—
Sugar	390,516	62,213	—
Transportation – Railroad	—	7,240,241	—
All Other	1,176,104,235	—	—

Money Market	—	10,342,000	—

Total Investments in Securities	$1,204,200,936	$165,228,368	$1,201,358

Other Financial Instruments(a) - Assets:
Forward currency contracts	$—	$300,275	$—

Other Financial Instruments(a) – Liabilities:
Forward currency contracts	$—	$1,379,964	$—
Outstanding swap contracts at value	—	1,956,839	—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 89.9%
Aerospace and Defense — 1.8%
19,800	General Dynamics Corp.	$1,732,896
15,000	Rockwell Collins, Inc.	1,017,900
		2,750,796
Agricultural Chemicals — 0.5%
23,800	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	744,464
Apparel Manufacturers — 0.6%
5,000	VF Corp.	995,250
Applications Software — 1.7%
29,600	Check Point Software Technologies, Ltd.*	1,674,176
12,800	Citrix Systems, Inc.*	903,808
		2,577,984
Automotive - Truck Parts and Equipment - Original — 1.2%
23,300	Johnson Controls, Inc.	966,950
12,700	TRW Automotive Holdings Corp.*	905,637
		1,872,587
Beverages - Non-Alcoholic — 1.5%
53,400	Dr. Pepper Snapple Group, Inc.	2,393,388
Brewery — 1.1%
35,400	Molson Coors Brewing Co. - Class B	1,774,602
Cellular Telecommunications — 1.0%
44,900	Vodafone Group PLC (ADR)	1,579,582
Commercial Banks — 6.8%
26,200	Bank of Hawaii Corp.	1,426,590
54,600	CIT Group, Inc.*	2,662,842
26,700	Cullen / Frost Bankers, Inc.	1,883,685
63,000	First Republic Bank	2,937,690
98,844	Fulton Financial Corp.	1,154,498
16,200	Zions Bancorp	444,204
		10,509,509
Commercial Services - Finance — 0.4%
32,800	Western Union Co.	612,048
Computer Aided Design — 0.8%
28,200	Autodesk, Inc.*	1,160,994
Computers - Integrated Systems — 0.7%
10,377	Diebold, Inc.	304,669
16,600	MICROS Systems, Inc.*	829,004
		1,133,673
Dental Supplies and Equipment — 1.0%
37,900	Patterson Cos., Inc.	1,523,580
Electric - Integrated — 3.5%
38,800	Alliant Energy Corp.	1,922,540
24,500	Exelon Corp.	726,180
92,400	PPL Corp.	2,807,112
		5,455,832
Electronic Components – Semiconductors — 2.3%
35,000	Altera Corp.	1,300,600
29,400	Microchip Technology, Inc.	1,184,526
34,300	Semtech Corp.*	1,028,657
		3,513,783
Electronic Design Automation — 0.9%
38,400	Synopsys, Inc.*	1,447,680
Electronic Measuring Instruments — 0.5%
15,800	Agilent Technologies, Inc.	809,750
Electronic Security Devices — 1.4%
62,900	Tyco International, Ltd. (U.S. Shares)	2,200,242
Engineering - Research and Development Services — 1.4%
16,900	Jacobs Engineering Group, Inc.*	983,242
36,600	KBR, Inc.	1,194,624
		2,177,866
Enterprise Software/Services — 0.7%
38,600	CA, Inc.	1,145,262
Fiduciary Banks — 0.5%
10,600	State Street Corp.	696,950
Finance - Credit Card — 1.5%
45,400	Discover Financial Services	2,294,516
Finance - Investment Bankers/Brokers — 1.4%
51,000	Raymond James Financial, Inc.	2,125,170
Finance - Other Services — 0.6%
4,700	IntercontinentalExchange, Inc.*	852,674
Food - Miscellaneous/Diversified — 0.5%
18,600	Unilever PLC (ADR)	717,588
Food - Retail — 0.7%
27,200	Kroger Co.	1,097,248
Food - Wholesale/Distribution — 0.8%
37,100	Sysco Corp.	1,180,893
Gas - Transportation — 0.5%
16,500	AGL Resources, Inc.	759,495
Gold Mining — 0.4%
26,000	Goldcorp, Inc. (U.S. Shares)	676,260
Human Resources — 0.7%
28,300	Robert Half International, Inc.	1,104,549
Instruments - Scientific — 1.1%
18,500	Thermo Fisher Scientific, Inc.	1,704,775
Insurance Brokers — 2.1%
73,600	Marsh & McLennan Cos., Inc.	3,205,280
Investment Management and Advisory Services — 1.0%
11,400	Ameriprise Financial, Inc.	1,038,312
18,100	Invesco, Ltd.	577,390
		1,615,702
Life and Health Insurance — 1.8%
39,300	Torchmark Corp.	2,843,355
Machine Tools and Related Products — 0.6%
21,300	Kennametal, Inc.	971,280
Machinery - Farm — 0.6%
11,700	Deere & Co.	952,263
Machinery - General Industrial — 1.1%
52,300	Babcock & Wilcox Co.	1,763,556
Medical - Biomedical and Genetic — 0.7%
23,424	Charles River Laboratories International, Inc.*	1,083,594
Medical - Generic Drugs — 1.0%
40,200	Teva Pharmaceutical Industries, Ltd. (ADR)	1,518,756
Medical - HMO — 0.9%
16,300	Aetna, Inc.	1,043,526
10,300	Health Net, Inc.*	326,510
		1,370,036
Medical - Wholesale Drug Distributors — 1.1%
13,000	McKesson Corp.	1,667,900
Medical Labs and Testing Services — 2.3%
21,300	Laboratory Corp. of America Holdings*	2,111,682
22,700	Quest Diagnostics, Inc.	1,402,633
		3,514,315
Medical Products — 2.7%
26,200	Stryker Corp.	1,770,858
10,500	Varian Medical Systems, Inc.*	784,665
19,800	Zimmer Holdings, Inc.	1,626,372
		4,181,895
Multi-Line Insurance — 1.4%
43,700	Allstate Corp.	2,209,035
Non-Hazardous Waste Disposal — 1.8%
83,500	Republic Services, Inc.	2,785,560
Oil and Gas Drilling — 0.8%
22,000	Ensco PLC - Class A	1,182,500
Oil Companies - Exploration and Production — 3.4%
10,700	Anadarko Petroleum Corp.	994,993
1	Lone Pine Resources, Inc.*, ß	0
21,036	Noble Energy, Inc.	1,409,622
44,100	QEP Resources, Inc.	1,221,129
26,700	Whiting Petroleum Corp.*	1,597,995
		5,223,739
Oil Companies - Integrated — 0.6%
12,800	Hess Corp.	989,952
Oil Field Machinery and Equipment — 0.8%
16,700	National Oilwell Varco, Inc.	1,304,437
Pipelines — 1.3%
39,000	Plains All American Pipeline L.P.	2,053,740
Property and Casualty Insurance — 0.5%
8,800	Travelers Cos., Inc.	745,976
Reinsurance — 1.6%
5,500	Everest Re Group, Ltd.	799,755
7,023	Reinsurance Group of America, Inc.	470,471
14,079	RenaissanceRe Holdings, Ltd.	1,274,572
		2,544,798
REIT - Apartments — 1.5%
714	American Campus Communities, Inc.	24,383
9,136	AvalonBay Communities, Inc.	1,161,094
19,100	Home Properties, Inc.	1,103,025
		2,288,502
REIT - Diversified — 3.0%
26,060	Potlatch Corp.	1,034,061
23,200	Rayonier, Inc.	1,291,080
83,230	Weyerhaeuser Co.	2,382,875
		4,708,016
REIT - Health Care — 0.8%
28,900	HCP, Inc.	1,183,455
REIT - Mortgage — 0.9%
26,900	Redwood Trust, Inc.	529,661
91,100	Two Harbors Investment Corp.	884,581
		1,414,242
REIT - Multi-Housing — 0.6%
25,600	Equity Lifestyle Properties, Inc.	874,752
REIT - Office Property — 1.1%
12,500	Alexandria Real Estate Equities, Inc.	798,125
9,000	Boston Properties, Inc.	962,100
		1,760,225
REIT - Regional Malls — 0.5%
10,800	Taubman Centers, Inc.	726,948
REIT - Storage — 0.5%
4,985	Public Storage	800,342
Retail - Apparel and Shoe — 0.4%
16,600	Men's Wearhouse, Inc.	565,230
Retail - Major Department Stores — 0.9%
24,000	Nordstrom, Inc.	1,348,800
Retail - Pet Food and Supplies — 1.3%
26,323	PetSmart, Inc.	2,007,392
Retail - Regional Department Stores — 1.0%
16,500	Kohl's Corp.	853,875
15,800	Macy's, Inc.	683,666
		1,537,541
Savings/Loan/Thrifts — 0.7%
52,717	Washington Federal, Inc.	1,090,187
Security Services — 1.1%
40,600	ADT Corp.	1,650,796
Semiconductor Components/Integrated Circuits — 1.7%
49,900	Analog Devices, Inc.	2,347,795
4,400	QUALCOMM, Inc.	296,384
		2,644,179
Super-Regional Banks — 1.7%
81,100	Fifth Third Bancorp	1,463,044
33,600	SunTrust Banks, Inc.	1,089,312
		2,552,356
Telephone - Integrated — 0.5%
23,000	CenturyLink, Inc.	721,740
Tools - Hand Held — 1.1%
17,900	Stanley Black & Decker, Inc.	1,621,203
Transportation - Marine — 1.4%
25,400	Kirby Corp.*	2,198,370
Transportation - Railroad — 2.1%
15,900	Canadian Pacific Railway, Ltd. (U.S. Shares)	1,960,470
5,200	Kansas City Southern	568,672
9,300	Norfolk Southern Corp.	719,355
		3,248,497
Wireless Equipment — 0.5%
12,400	Motorola Solutions, Inc.	736,312
Total Common Stock (cost $113,214,319)		138,995,744
Repurchase Agreement — 10.1%
$15,600,000	ING Financial Markets LLC, 0.0200%, dated 9/30/13, maturing 10/1/13 to be repurchased at $15,600,009 collateralized by $16,334,669 in U.S. Treasuries 0.1250% - 6.3750%, 6/30/16 - 2/15/43 with a value of $15,912,139 (cost $15,600,000)	15,600,000
Total Investments (total cost $128,814,319) – 100%		$154,595,744

Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$3,381,194	2.2%
Israel	3,192,932	2.1%
United Kingdom	2,297,170	1.5%
United States††	145,724,448	94.2%
Total	$154,595,744	100.0%
††	Includes Cash Equivalents of 10.1%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

* Non-income producing security.

ß Security is illiquid.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information..

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$ -	$ 1,579,582	$ -
Food - Miscellaneous/Diversified	-	717,588	-
Medical - Generic Drugs	-	1,518,756	-
Oil Companies - Exploration and Production	5,223,739	0	-
All Other	129,956,079	-	-
Repurchase Agreement	-	15,600,000	-
Total Investments in Securities	$ 135,179,818	$ 19,415,926	$ -

Janus Aspen Protected Series - Growth

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 98.9%
Agricultural Chemicals — 1.7%
1,046	Monsanto Co.	$ 109,171
Apparel Manufacturers — 0.5%
1,104	Burberry Group PLC	29,200
Applications Software — 1.9%
1,755	Intuit, Inc.	116,374
Athletic Footwear — 1.7%
1,420	NIKE, Inc. - Class B	103,149
Beverages - Wine and Spirits — 2.9%
1,879	Diageo PLC	59,766
954	Pernod-Ricard S.A.	118,453
		178,219
Brewery — 1.9%
2,329	SABMiller PLC	118,508
Commercial Services - Finance — 1.7%
160	MasterCard, Inc. - Class A	107,645
Computer Aided Design — 1.0%
703	ANSYS, Inc.*	60,824
Computers — 5.0%
654	Apple, Inc.**	311,795
Computers - Integrated Systems — 1.1%
1,224	Teradata Corp.*	67,859
Consulting Services — 1.2%
1,168	Verisk Analytics, Inc. - Class A*	75,873
Containers - Metal and Glass — 1.5%
2,030	Ball Corp.	91,106
Cosmetics and Toiletries — 1.3%
1,396	Colgate-Palmolive Co.**	82,783
Distribution/Wholesale — 2.3%
345	Fastenal Co.	17,336
473	W.W. Grainger, Inc.	123,789
		141,125
Diversified Operations — 2.2%
650	Colfax Corp.*	36,719
1,417	Danaher Corp.	98,226
		134,945
E-Commerce/Products — 0.9%
1,066	eBay, Inc.*	59,472
E-Commerce/Services — 0.5%
30	priceline.com, Inc.*	30,329
Electronic Components - Miscellaneous — 1.5%
1,754	TE Connectivity, Ltd. (U.S. Shares)	90,822
Electronic Components – Semiconductors — 1.1%
2,681	ARM Holdings PLC	42,790
3,452	ON Semiconductor Corp.*	25,199
		67,989
Electronic Connectors — 1.4%
1,169	Amphenol Corp. - Class A	90,457
Electronic Design Automation — 1.1%
5,015	Cadence Design Systems, Inc.*	67,703
Electronic Security Devices — 1.1%
1,977	Tyco International, Ltd. (U.S. Shares)	69,155
Enterprise Software/Services — 1.7%
1,805	Informatica Corp.*	70,341
1,116	Oracle Corp.	37,018
		107,359
Finance - Credit Card — 1.5%
495	Visa, Inc. - Class A	94,595
Food - Confectionary — 0.3%
202	Hershey Co.	18,685
Food - Miscellaneous/Diversified — 1.2%
1,853	Unilever N.V.	72,076
Food - Retail — 1.6%
1,690	Whole Foods Market, Inc.	98,865
Industrial Automation and Robotics — 1.1%
400	FANUC Corp.	65,975
Instruments - Controls — 2.1%
3,424	Sensata Technologies Holding N.V.*	131,036
Investment Management and Advisory Services — 0.7%
611	T. Rowe Price Group, Inc.	43,949
Life and Health Insurance — 0.5%
6,800	AIA Group, Ltd.	31,958
Medical - Biomedical and Genetic — 5.5%
401	Alexion Pharmaceuticals, Inc.*	46,580
830	Celgene Corp.*	127,762
2,690	Gilead Sciences, Inc.*	169,040
		343,382
Medical - Drugs — 5.0%
2,670	AbbVie, Inc.	119,429
798	Medivation, Inc.*	47,832
731	Shire PLC	29,321
535	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	55,817
1,829	Zoetis, Inc.	56,919
		309,318
Medical - Generic Drugs — 1.5%
738	Perrigo Co.	91,054
Medical - HMO — 0.6%
576	Aetna, Inc.	36,876
Medical Information Systems — 0.4%
208	athenahealth, Inc.*	22,580
Metal Processors and Fabricators — 2.0%
557	Precision Castparts Corp.	126,573
Multimedia — 2.5%
3,130	Twenty-First Century Fox, Inc. - Class A	104,855
752	Walt Disney Co.	48,497
		153,352
Networking Products — 0.6%
1,491	Cisco Systems, Inc.	34,919
Oil and Gas Drilling — 0.7%
637	Helmerich & Payne, Inc.	43,921
Oil Companies - Exploration and Production — 1.9%
304	EOG Resources, Inc.	51,461
1,025	Noble Energy, Inc.	68,685
		120,146
Oil Field Machinery and Equipment — 0.8%
846	Dresser-Rand Group, Inc.*	52,790
Pharmacy Services — 1.6%
1,597	Express Scripts Holding Co.*	98,663
Pipelines — 1.5%
2,600	Kinder Morgan, Inc.	92,482
Recreational Vehicles — 0.5%
259	Polaris Industries, Inc.	33,458
REIT - Diversified — 0.7%
615	American Tower Corp.	45,590
REIT - Health Care — 0.4%
453	Ventas, Inc.	27,860
REIT - Regional Malls — 0.5%
218	Simon Property Group, Inc.	32,314
Retail - Apparel and Shoe — 2.9%
2,993	L Brands, Inc.	182,872
Retail - Auto Parts — 2.3%
347	AutoZone, Inc.*	146,687
Retail - Discount — 1.3%
683	Costco Wholesale Corp.	78,627
Retail - Major Department Stores — 1.7%
1,844	TJX Cos., Inc.	103,983
Retail - Miscellaneous/Diversified — 0.6%
1,536	Sally Beauty Holdings, Inc.*	40,182
Retail - Perfume and Cosmetics — 0.8%
442	Ulta Salon, Cosmetics & Fragrance, Inc.	52,801
Retail - Pet Food and Supplies — 0.4%
343	PetSmart, Inc.	26,157
Retail - Restaurants — 1.6%
566	Dunkin' Brands Group, Inc.	25,617
1,004	Starbucks Corp.	77,278
		102,895
Semiconductor Components/Integrated Circuits — 1.2%
4,116	Atmel Corp.*	30,623
2,567	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	43,536
		74,159
Software Tools — 0.9%
670	VMware, Inc. - Class A*	54,203
Telecommunication Services — 0.8%
1,384	Amdocs, Ltd. (U.S. Shares)	50,710
Television — 0.7%
831	CBS Corp. - Class B	45,838
Toys — 0.8%
1,219	Mattel, Inc.	51,027
Transportation - Railroad — 4.0%
1,111	Canadian Pacific Railway, Ltd.	137,098
711	Union Pacific Corp.	110,447
		247,545
Web Portals/Internet Service Providers — 4.2%
301	Google, Inc. - Class A*,**	263,649
Wireless Equipment — 1.8%
1,412	Motorola Solutions, Inc.	83,845
2,087	Telefonaktiebolaget L.M. Ericsson - Class B	27,777
		111,622
Total Common Stock (cost $5,078,027)		6,167,236
U.S. Treasury Notes/Bonds — 0.5%
U.S. Treasury Notes/Bonds:
$ 15,000	0.8750%, 11/30/16	15,067
15,000	1.3750%, 12/31/18	14,927
Total U.S. Treasury Notes/Bonds (cost $30,007)		29,994
Money Market — 0.6%
39,502	Janus Cash Liquidity Fund LLC, 0%£ (cost $39,502)	39,502
Capital Protection Agreement — 0%
1 Janus Aspen Protected Series - Growth with BNP Paribas Prime Brokerage, Inc.§ exercise price at 9/30/13 $10.17-$10.21 (cost $0)		0
Total Investments (total cost $5,147,536) – 100%		$ 6,236,732

Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$192,915	3.1%
France	118,453	1.9%
Hong Kong	31,958	0.5%
Japan	65,975	1.1%
Netherlands	72,076	1.2%
Sweden	27,777	0.4%
Taiwan	43,536	0.7%
United Kingdom	279,585	4.5%
United States††	5,404,457	86.6%
Total	$6,236,732	100.0%

††	Includes Cash Equivalents of 0.6%.

Schedule of Purchased Option – Zero Strike Call	Premium to be Paid	Value	Unrealized (Depreciation)
BNP IVIX Index Expires March 2014 19,215 contracts Exercise price $0.00	$72,389	$70,674	$(1,715)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security
**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Portfolio	Aggregate Value
Janus Aspen Protected Series – Growth	$ 242,417

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2013)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Janus Aspen Protected Series – Growth Capital Protection Agreement	12/15/11	$ 0	$ 0	0.0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2013. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Janus Aspen Protected Series – Growth
Janus Cash Liquidity Fund LLC	862,255	$862,255	(1,581,000)	$(1,581,000)	$-	$110	$39,502

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Semiconductor Components/Integrated Circuits	$30,623	$43,536	$—
All Other	6,093,077	—	—

U.S. Treasury Notes/Bonds	—	29,994	—

Money Market	—	39,502	—

Total Investments in Securities	$6,123,700	$113,032	$—

Other Financial Instruments(a) – Liabilities:
Capital protection agreement	$—	$—	$0
Purchased option – zero strike call	—	1,715	—
(a)	Other financial instruments include the capital protection agreement, futures, forward currency, written option, zero strike option, and swap contracts. Forward currency contracts, zero strike options, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Allocation Portfolio – Moderate (formerly named Janus Aspen Moderate Allocation Portfolio), Janus Aspen Global Research Portfolio (formerly named Janus Aspen Worldwide Portfolio), Janus Aspen Global Technology Portfolio, Janus Aspen INTECH U.S. Low Volatility Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio and Janus Aspen Protected Series - Growth (individually, the “Portfolio” and collectively, the “Portfolios”). Janus Aspen Global Allocation Portfolio - Moderate operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust includes twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act, except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

Capital Protection Agreement for Janus Aspen Protected Series – Growth

Janus Aspen Protected Series – Growth (“the Portfolio”) has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”), pursuant to which, under certain conditions, the Capital Protection Provider will provide capital protection (the “Protection”), initially up to $500 million, to protect against a decrease in the “Protected NAV” (or 80% of the highest net asset value (“NAV”) attained separately by each share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items) of each share class so long as the terms and conditions of the Capital Protection Agreement are satisfied. Shareholders cannot transact purchases or redemptions at the Protected NAV. In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters on a daily basis as identified by the Capital Protection Provider based on a risk allocation methodology. Pursuant to which, the portfolio manager allocates its portfolio assets between and within two investment components: (1) the “Equity Component,” through which the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential, and (2) the “Protection Component,” through which the Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. The Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. The Capital Protection Agreement also imposes very specific reporting and monitoring obligations on the Portfolio, on Janus Capital Management LLC (“Janus Capital”), and indirectly on the Portfolio’s custodian. While in some instances the parties will be afforded some opportunity to remedy certain breaches to the agreement, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement at the option of the Capital Protection Provider.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Portfolio and the Capital Protection Provider. There are numerous events that can cause the Capital Protection Agreement to terminate prior to the expiration of any effective term, including the NAV of either share class falling below its corresponding Protected NAV. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any settlement amount due to the Portfolio pursuant to the agreement. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the Portfolio if the termination of the Capital Protection Agreement results from acts or omissions of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act which causes a decrease of 1% or more in the NAV per share of any class of shares of the Portfolio. In addition, the Capital Protection Provider has the right to terminate the Capital Protection Agreement should the aggregate protected amount exceed the maximum settlement amount. In the event of any termination of the Capital Protection Agreement, the Portfolio will be converted to cash and cash equivalents, the Capital Protection Provider will pay the Portfolio any amounts due related to the Protection, and the Portfolio is expected to be liquidated. Only shareholders who hold their shares and sell those shares on the date that the Capital Protection Agreement terminates are entitled to receive the Protected NAV from the Portfolio. The Capital Protection Provider’s obligations to the Portfolio are subject to all of the terms, conditions, and limitations of the Capital Protection Agreement and terminate upon the triggering of the capital protection. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall, therefore a shareholder could lose money including amounts that would have otherwise been protected.

Pursuant to the Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect the Portfolio against a decrease in the NAV per share for each share class of the Portfolio below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, the Portfolio pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of the Portfolio rather than on the total net assets, it can fluctuate between 0.60% and 0.75% of the Portfolio’s total net assets.

The Protected NAV for each share class as well as the percentages of Portfolio assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus website at janus.com/variable-insurance. Should a termination or liquidation event occur, shareholders who own shares of any share class on the termination date would be entitled to receive, from the Portfolio within the time frame allowed under the Capital Protection Agreement, either the Protected NAV or the then-current NAV for their share class, whichever is higher, which, in addition, will include any protection amount. Please refer to the Prospectus for information regarding how the Protection works in the event it is triggered and the Portfolio proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolios are valued in accordance with policies and procedures established by and under the supervision of the Portfolios’ Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Portfolios use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolios may invest in various types of derivatives, which may at times result in significant derivative exposure. Janus Aspen INTECH U.S. Low Volatility Portfolio may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Portfolios during the period ended September 30, 2013 is discussed in further detail below.

The Portfolios may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolios may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Portfolios’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolio’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be in U.S. dollars or a foreign currency). The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolios' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Portfolios that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Portfolios’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios, except Janus Aspen INTECH U.S. Low Volatility Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Janus Aspen Protected Series – Growth may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under the Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier”. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the period ended September 30, 2013 is indicated in the table below:

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Research Portfolio
Options outstanding at December 31, 2012	-	$-
Options written	1,810	27,380
Options closed	(1,810)	(27,380)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2013	-	$-

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2012	125	$190,085
Options written	99	211,306
Options closed	(58)	(97,511)
Options expired	(22)	(29,568)
Options exercised	(56)	(79,216)
Options outstanding at September 30, 2013	88	$ 195,096

Put Options	Number of Contracts	Premiums Received
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2012	-	$-
Options written	3,569	310,828
Options closed	(927)	(71,379)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2013	2,642	$ 239,449

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Portfolios, with the exception of Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. The Portfolios are subject to equity risk and interest rate risk in their normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Additional Investment Risk

As with all investments, there are inherent risks when investing in Janus Aspen Protected Series – Growth. Janus Aspen Protected Series – Growth’s participation in the Capital Protection Agreement also subjects Janus Aspen Protected Series – Growth to certain risks not generally associated with equity funds, including but not limited to, allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk, and counterparty risk. For information relating to these and other risks of investing in Janus Aspen Protected Series – Growth as well as other general information about Janus Aspen Protected Series – Growth, please refer to Janus Aspen Protected Series – Growth’s Prospectuses and statements of additional information.

The Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Aspen INTECH U.S. Low Volatility Portfolio does not intend to invest in these types of bonds.

The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding each could also negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries are impacting many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including a Portfolio, may not be fully known for some time. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Act in July 2010 has dramatically changed the way in which the U.S. financial system is supervised and regulated. The Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector including the investment management industry. Many provisions of the Dodd-Frank Act will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and regulations under the Dodd-Frank Act, on the Portfolios and the investment management industry as a whole is not yet certain.

A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructuring by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of Janus Aspen Balanced Portfolio’s or Janus Aspen Flexible Bond Portfolio’s total assets. Below are descriptions of the types of loans held by Janus Aspen Balanced Portfolio and/or Janus Aspen Flexible Bond Portfolio at period end.

•	Bank Loans

Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans

Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

•	Mezzanine Loans

Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolios’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Portfolios’ sensitivity to interest rate changes and causing its price to decline.

Counterparties

Portfolio transactions involving a counterparty, such as the Capital Protection Provider for Janus Aspen Protected Series - Growth, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A shareholder’s ability to receive the Protected NAV from Janus Aspen Protected Series – Growth is dependent on Janus Aspen Protected Series – Growth’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. As such, Janus Aspen Protected Series – Growth’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Portfolio may also be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For Janus Aspen Protected Series - Growth, under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of Janus Aspen Protected Series - Growth, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; (ii) any trade or pricing error of Janus Aspen Protected Series - Growth; and (iii) any realized or unrealized losses on any investment of Janus Aspen Protected Series - Growth in money market funds.

Emerging Market Investing

Each Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolios' investments. In addition, the Portfolios’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolios’ investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Portfolio invests in Chinese local market equity securities (also known as “A Shares”).

Real Estate Investing

The Portfolios may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real-estate backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Short Sales

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

Sovereign Debt

A Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolios may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2013 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Aspen Balanced Portfolio	$ 873,508,263	$ 206,659,715	$ (3,789,179)	$ 202,870,536
Janus Aspen Enterprise Portfolio	374,656,769	258,607,702	(3,427,298)	255,180,404
Janus Aspen Flexible Bond Portfolio	467,438,707	8,003,290	(5,469,351)	2,533,939
Janus Aspen Forty Portfolio	733,877,635	292,489,208	(6,183,326)	286,305,882
Janus Aspen Global Allocation Portfolio – Moderate	6,356,089	258,662	(59,347)	199,315
Janus Aspen Global Research Portfolio	642,680,057	110,235,383	(13,823,055)	96,412,328
Janus Aspen Global Technology Portfolio	95,928,484	34,707,684	(1,179,626)	33,528,058
Janus Aspen INTECH U.S. Low Volatility Portfolio	104,754,305	4,029,429	(2,008,110)	2,021,319
Janus Aspen Janus Portfolio	416,520,486	156,424,215	(2,735,247)	153,688,968
Janus Aspen Overseas Portfolio	1,429,223,774	300,208,616	(358,801,728)	(58,593,112)
Janus Aspen Perkins Mid Cap Value Portfolio	129,054,884	26,515,155	(974,295)	25,540,860
Janus Aspen Protected Series – Growth	5,183,439	1,075,959	(22,666)	1,053,293

Information on the tax components of securities sold short as of September 30, 2013 are as follows:

Portfolio	Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net (Appreciation)
Janus Aspen Global Technology Portfolio	$ (837,691)	$ (245,373)	$ 65,706	$ (179,667)

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Portfolios utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Portfolios use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2013 to value the Portfolios’ investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedules of Investments.

FASB Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements,” requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Portfolios shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Portfolios may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Portfolios are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Portfolios when measuring fair value (for example, when a Portfolio uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Portfolios cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Portfolios.

In addition, the Accounting Standards Update requires the Portfolios to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized within Level 3 of the fair value hierarchy.

The following table shows transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2013.

Portfolio	Transfers Out of Level 1 to Level 2	Transfers Out of Level 2 to Level 1
Janus Aspen Balanced Portfolio	$ -	$ 15,616,596
Janus Aspen Enterprise Portfolio	-	12,665,248
Janus Aspen Forty Portfolio	-	40,696,368
Janus Aspen Janus Portfolio	-	30,684,031
Janus Aspen Global Research Portfolio	-	160,752,765
Janus Aspen Global Technology Portfolio	-	15,903,071
Janus Aspen Overseas Portfolio	-	897,015,338
Janus Aspen Perkins Mid Cap Value Portfolio	1	-
Janus Aspen Protected Series – Growth	40,635	261,991

Financial assets were transferred from Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the period and no factor was applied at the end of the prior fiscal year.

Financial assets were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the period.

The Portfolios recognize transfers between the levels as of the beginning of the fiscal year.

Subsequent Events

Effective May 1, 2013, Janus Aspen Moderate Allocation Portfolio changed its name to Janus Aspen Global Allocation Portfolio - Moderate. Other changes regarding investment strategies, investment risks, potential underlying funds, and benchmark indices are detailed in the Portfolio’s prospectuses dated May 1, 2013.

Effective May 1, 2013, Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio. Other changes regarding portfolio management, investment strategies, and investment risks are detailed in the Portfolio’s prospectuses dated May 1, 2013.

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2013 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolios’ filings.

Item 2. Controls and Procedures.

(a)          The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)          There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:	/s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: November 29, 2013

By:	/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Aspen Series
(Principal Accounting Officer and Principal Financial Officer)

Date: November 29, 2013